As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Melodie B. Zakaluk

601 Union Street, Suite 2801, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

RAINIER FUNDS    September 30, 2013

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Fund

Mid Cap Equity Fund

Small/Mid Cap Equity Fund

Balanced Fund

Intermediate Fixed Income Fund

High Yield Fund

International Discovery Fund

RAINIER FUNDS    September 30, 2013

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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Letter to Shareholders

Dear Shareholders,

On behalf of Rainier Investment Management, I would like to take the opportunity to express our appreciation for your valued investment in the Rainier Mutual Funds (“Rainier Funds” or “Funds”). This report, known as the Semiannual Report, contains unaudited financial statements detailing the expenses and holdings for the Funds covering the six-month period ending September 30, 2013.

Equity markets posted solid returns for the trailing six-month period, with many major U.S. stock market indices recording double digit gains. The S&P 500 Index, which is widely used as a representation of the U.S. stock market, rose more than 8%. Small cap stocks fared even better, with the Russell 2000 Index up over 13% for the period. Outside the U.S., international markets made similar gains on the back of investors’ optimism that the worst of the global economic slowdown may be behind us.

Each of the Rainier equity strategies, as well as the High Yield fixed income strategy, recorded positive returns over the past six months. The only slight negative return for the period was posted by the Intermediate Fixed Income Fund; however, the strategy outperformed it primary benchmark as well as its peer group. The International Discovery Fund, which focuses on small cap growth companies outside of the United States, has continued to exhibit strong performance. For the six-month period ending September 30, 3013, the Fund returned over 10%, besting its benchmark by more than 2%. Since launching the strategy during the first quarter of 2012, we have been pleased with the Fund’s performance, particularly with regard to the investment team’s ability to effectively navigate a challenging and ever-changing global economic climate.

Our view is that the U.S. economy overall is stronger than some pockets of weakness would suggest. As such, we continue to emphasize companies that are investing in future growth and have been gaining a competitive advantage. We believe these companies are the future leaders and that your Funds are well positioned toward these opportunities.

Once again, we thank you for your trust and confidence in Rainier.

Sincerely,

Melodie Zakaluk

President & Chief Executive Officer

Rainier Investment Management Mutual Funds

Past performance is not a guarantee of future results. Mutual fund investing involves risk; principal loss is possible. Opinions expressed are subject to change, and are not guaranteed, and are not to be considered investment advice.

Quasar Distributors, LLC, Distributor

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Comments from the Investment Adviser

ABOUT THE INVESTMENT ADVISER:

The Investment Adviser to the Funds is Rainier Investment Management, Inc.® (“Rainier”) located in Seattle, Washington. Rainier manages approximately $11.0 billion of discretionary assets primarily for institutional clients.

EQUITY MARKET COMMENTARY

Stocks found a path to higher ground for the six-month period ending September 30, 2013. While the way was not without obstacles, re-emerging demand for equities lifted many domestic and international stock indices by at least 10% in the period.

Despite conflicting economic and policy signals, recent economic trends suggest a recovery is taking hold, though not uniformly, across the U.S. and around the globe. U.S. Gross Domestic Product was recently revised upward for the second quarter of 2013. Non-farm payrolls have continued to improve, albeit at a tepid pace. The ISM Index, an indication of manufacturing activity, hit a multi-year high in September. Across the pond, Northern Europe appears to be strengthening, and more distressed southern European countries show signs of stabilizing. Emerging market economies look more uneven. Chinese economic activity appears to be holding up reasonably well at high levels, but other emerging markets, many with commodity sensitivity, have been more stressed. These include India, Brazil, Russia, and a number of smaller Southeast Asian countries.

Given the global economic backdrop, we believe stocks of companies with strong leadership positions in areas of rapid growth should continue to fare better than most. In recent months, we have pursued incremental investments in technology, consumer growth, and health care sectors. We continue to be highly selective in cyclical areas and underweight in companies that are either dependent on emerging market spending or rising commodity prices. Utility and consumer staples positions remain sparse. The Funds exited the six-month period exhibiting high growth characteristics relative to their respective benchmarks and the valuation of the market overall still appears reasonable. We continue to believe there is upside potential in the year ahead, though we expect significant gains may come more sparingly from here on.

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FIXED INCOME COMMENTARY

As has been the theme over the last few years, fixed income markets continued their gyrations during the six-month period ending September 30, 2013, as investors tried, mostly unsuccessfully, to anticipate changes in Federal Reserve policy. While the final months of the period were quite positive for corporate credit, when all was said and done, fixed income markets posted minor losses.

The attention of bond market participants throughout the summer focused squarely on Federal Reserve Chairman Ben Bernanke, whose remarks during his May testimony to the Joint Economic Committee signaled a possible reduction to the Fed’s large scale asset purchases, known as “quantitative easing” (QE). While the Chairman stressed that any tapering to its $85 billion monthly purchases of Treasuries and mortgage-backed securities would need to be predicated by specific improvements in the economy, bond investors instead interpreted his comments as a firm timeline for when the Fed would begin winding down QE. As a result, the Treasury market sold off violently as investors appeared surprised as to how soon the Fed could begin reversing its monetary policy, leading to a sooner-than-expected rise in interest rates. Three months later, as speculation was reaching a fever pitch, the Fed announced that current economic data was not strong enough to justify even a slight reduction in its bond buying program. For the second time in three months, investors were blindsided, and the ensuing rally in Treasuries drove down the 10-year rate from 2.99% to 2.63% in less than a month.

While expectations are for further growth in the economy with continued improvement in the housing market, lower unemployment, and a strengthened financial sector, there are still reasons for caution. We have clearly seen the importance of the Federal Reserve’s accommodative monetary policies, as well as how potentially disruptive it could be to prematurely halt these stimulative measures. Additionally, the lasting consequences of a future debt ceiling breach are unclear at this time. Even Europe, while stabilizing, has continued to experience anemic economic expansion as austerity programs counteracted any economic stimulus that would allow countries to grow their way out of budget deficits. However, a cautious tone in the markets coupled with protracted low interest rates and slow growth has historically provided a

See page 79 for index descriptions.

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Comments from the Investment Adviser

more positive environment for fixed income investors. As such, we continue to favor corporate bonds, which have the ability to provide additional returns over Treasuries and potentially benefit as the economy improves.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.

See page 79 for index descriptions.

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FUND INVESTMENT RETURNS

Large Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2013

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Large Cap Equity - Institutional Shares+	19.06%	13.35%	7.33%	7.08%	9.51%
Large Cap Equity - Original Shares	18.72	13.06	7.07	6.81	9.23
S&P 500 Index	19.34	16.27	10.02	7.57	9.16
Russell 1000 Growth Index	19.27	16.94	12.07	7.82	8.52
Consumer Price Index	1.18	2.34	1.37	2.37	2.41

Inception date 5/10/94

The Gross and Net Expense Ratios for Institutional Shares are 0.90% and 0.83%, respectively and Original Shares are 1.19% and 1.12%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/14.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 79 for index descriptions.

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FUND INVESTMENT RETURNS

Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2013

	1 Year	3 Years*	5 Years*	Since Inception*
Mid Cap Equity - Institutional Shares	24.73%	15.29%	9.42%	8.29%
Mid Cap Equity - Original Shares	24.37	14.99	9.13	8.02
Russell Midcap Index	27.91	17.53	12.97	7.85
Russell Midcap Growth Index	27.54	17.65	13.92	7.94
Consumer Price Index	1.18	2.34	1.37	2.21

Inception date 12/27/05

The Gross Expense Ratio for Institutional Shares is 1.10% and Original Shares is 1.34%, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management.

See page 79 for index descriptions.

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FUND INVESTMENT RETURNS

Small/Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2013

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity - Institutional Shares+	25.64%	16.76%	8.86%	10.00%	11.67%
Small/Mid Cap Equity - Original Shares	25.24	16.44	8.57	9.71	11.39
Russell 2500 Index	29.79	18.44	12.68	10.38	10.85
Russell 2500 Growth Index	31.95	19.79	14.33	10.46	9.07
Consumer Price Index	1.18	2.34	1.37	2.37	2.41

Inception date 5/10/94

The Gross Expense Ratio for Institutional Shares is 0.99% and Original Shares is 1.32%, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management.

See page 79 for index descriptions.

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FUND INVESTMENT RETURNS

Balanced Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2013

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced - Institutional Shares+	11.38%	9.25%	6.93%	5.91%	7.99%
Balanced - Original Shares	11.11	8.95	6.65	5.65	7.72
Balanced Index	11.13	10.61	8.15	6.33	7.93
S&P 500 Index	19.34	16.27	10.02	7.57	9.16
Barclays Capital U.S. Intermediate Gov/Credit Bond Index	-0.50	2.42	4.95	4.10	5.71
Consumer Price Index	1.18	2.34	1.37	2.37	2.41

Inception date 5/10/94

The Gross and Net Expense Ratios for Institutional Shares are 0.96% and 0.94%, respectively and Original Shares are 1.32% and 1.19%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/14.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 79 for index descriptions.

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FUND INVESTMENT RETURNS

Intermediate Fixed Income Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2013

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income	-0.09%	2.66%	5.62%	3.98%	5.31%
Barclays Capital U.S. Intermediate Gov/Credit Bond Index	-0.50	2.42	4.95	4.10	5.71
Citigroup 3-month Treasury Bill Index	0.07	0.08	0.15	1.61	2.97
Consumer Price Index	1.18	2.34	1.37	2.37	2.41

Inception date 5/10/94

The Gross and Net Expense Ratios are 0.74% and 0.55%, respectively, which are the amounts stated in the current prospectuses as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/14.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 79 for index descriptions.

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FUND INVESTMENT RETURNS

High Yield Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2013

	1 Year	3 Years*	Since Inception*
High Yield Fund - Institutional Shares	4.87%	8.11%	13.17%
High Yield Fund - Original Shares+	4.69	7.87	12.91
Bank of America Merrill Lynch U.S. High Yield Master II Index	7.09	8.87	18.70
Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index	6.06	8.41	16.08
Consumer Price Index	1.18	2.34	2.16

Inception date 3/31/09

The Gross and Net Expense Ratios (excluding 0.01% for Acquired Fund Fees and Expenses) for Institutional Shares are 0.78% and 0.65%, respectively, and Original Shares are 1.03% and 0.90%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/14.

*Average annualized returns.

+Original Shares commenced operations on 7/31/12. Performance for periods prior to 7/31/12 is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 79 for index descriptions.

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FUND INVESTMENT RETURNS

International Discovery Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2013

	1 Year	Since Inception
International Discovery Fund - Institutional Shares	32.28%	26.50%
International Discovery Fund - Class A Shares (with sales charge)+	24.39	21.36
MSCI AC World Index ex U.S. Small Cap Net TR	20.04	12.06
Consumer Price Index	1.18	1.38

Inception date 3/28/12

The Gross and Net Expense Ratios (excluding 0.01% for Acquired Fund Fees and Expenses) for Institutional Shares are 1.74% and 1.25%, respectively, and Class A Shares are 1.97% and 1.50%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/14.

*Average annualized returns.

+Class A Shares commenced operations on 11/30/12. Performance for periods prior to 11/30/12 is based on the performance of the Institutional Shares adjusted for the 12b-1 fee for the Class A Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk; principal loss is possible. Small- and medium- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The fund will invest in derivatives which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

Short term performance, in particular, is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 79 for index descriptions.

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Fund Expenses

Rainier Funds

September 30, 2013 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original and A Class only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/13 and held for the entire period from 4/1/13 to 9/30/13.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR

COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLES

LARGE CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/13)	$1,090.60	$1,091.80	$1,019.45	$1,020.91
Expenses Paid during Period*	$5.87	$4.35	$5.67	$4.20

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.12% for Original, 0.83% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

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MID CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/13)	$1,090.10	$1,091.70	$1,018.35	$1,019.80
Expenses Paid during Period*	$7.02	$5.51	$6.78	$5.32

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.34% for Original, 1.05% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

SMALL/MID CAP EQUITY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/13)	$1,107.50	$1,109.60	$1,018.45	$1,020.05
Expenses Paid during Period*	$6.97	$5.29	$6.68	$5.06

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.32% for Original, 1.00% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

BALANCED FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/13)	$1,050.40	$1,051.90	$1,019.10	$1,020.36
Expenses Paid during Period*	$6.12	$4.84	$6.02	$4.76

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (1.19% for Original, 0.94% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

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Fund Expenses

Rainier Funds

September 30, 2013 (Unaudited) continued

EXPENSE EXAMPLES

INTERMEDIATE FIXED INCOME FUND

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/13)	$1,000.00	$1,000.00
Ending Account Value (9/30/13)	$991.30	$1,022.31
Expenses Paid during Period*	$2.75	$2.79

*Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (0.55%), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

HIGH YIELD FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/13)	$1,001.70	$1,002.10	$1,020.56	$1,021.81
Expenses Paid during Period*	$4.52	$3.26	$4.56	$3.29

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (0.90% for Original, 0.65% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

INTERNATIONAL DISCOVERY FUND

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Institutional	Class A	Institutional
Beginning Account Value (4/1/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/13)	$1,101.60	$1,103.20	$1,017.55	$1,018.80
Expenses Paid during Period*	$7.90	$6.59	$7.59	$6.33

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (1.25% for Institutional, 1.50% for Class A), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

P / 16

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Large Cap Equity Fund

Sector Representation as of September 30, 2013 (% of net assets)

COMMON STOCKS (99.4%)
	Shares	Value
CONSUMER DISCRETIONARY (18.6%)
Amazon.com, Inc.*	39,540	$12,361,786
Expedia, Inc.	196,270	10,164,823
Jarden Corp.*	122,810	5,944,004
Las Vegas Sands Corp.	138,200	9,179,244
Lennar Corp. Cl. A	232,680	8,236,872
Liberty Global plc Cl. A*^	126,760	10,058,406
Michael Kors Holdings Ltd.*^	109,140	8,133,113
NIKE, Inc. Cl. B	147,800	10,736,192
priceline.com, Inc.*	9,730	9,836,543
Ralph Lauren Corp.	45,576	7,507,734
Sirius XM Radio, Inc.*	2,478,050	9,590,054
The Walt Disney Co.	154,920	9,990,791
Total Consumer Discretionary		111,739,562

CONSUMER STAPLES (4.7%)
Church & Dwight Co., Inc.	117,728	7,069,566
Costco Wholesale Corp.	61,375	7,065,490
Monster Beverage Corp.*	121,760	6,361,960
The Estee Lauder Companies, Inc. Cl. A	112,774	7,882,903
Total Consumer Staples		28,379,919

	Shares	Value
ENERGY (9.2%)
Anadarko Petroleum Corp.	113,525	$10,556,690
Cameron International Corp.*	61,453	3,587,012
Continental Resources, Inc.*	116,320	12,476,483
EOG Resources, Inc.	76,890	13,015,939
Noble Energy, Inc.	135,810	9,100,628
Schlumberger Ltd.	73,683	6,510,630
Total Energy		55,247,382

FINANCIALS (15.6%)
BlackRock, Inc.	30,730	8,316,153
Citigroup, Inc.	366,149	17,761,888
Discover Financial Services	208,690	10,547,193
Hartford Financial Services Group, Inc.	271,470	8,448,146
Intercontinental Exchange, Inc.*	40,880	7,416,450
JPMorgan Chase & Co.	285,763	14,771,089
Morgan Stanley	446,530	12,033,984
The Allstate Corp.	165,060	8,343,783
The Goldman Sachs Group, Inc.	38,010	6,013,562
Total Financials		93,652,248

The accompanying notes are an integral part of these financial statements.

P / 17

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Large Cap Equity Fund

continued

	Shares	Value
HEALTH CARE (14.5%)
Actavis plc*	52,163	$7,511,472
Allergan, Inc.	104,458	9,448,226
Biogen Idec, Inc.*	29,580	7,121,681
Celgene Corp.*	71,889	11,065,874
Express Scripts Holding Co.*	163,771	10,117,772
Gilead Sciences, Inc.*	229,826	14,442,266
Regeneron Pharmaceuticals, Inc.*	26,710	8,356,758
The Cooper Cos., Inc.	47,398	6,147,046
Thermo Fisher Scientific, Inc.	94,520	8,710,018
Zoetis, Inc.	138,993	4,325,462
Total Health Care		87,246,575

INDUSTRIALS (12.4%)
B/E Aerospace, Inc.*	82,092	6,060,031
Eaton Corp. plc^	115,688	7,963,962
Fortune Brands Home & Security, Inc.	192,050	7,995,042
Hertz Global Holdings, Inc.*	233,590	5,176,354
Honeywell International, Inc.	105,978	8,800,413
Precision Castparts Corp.	52,206	11,863,292
The Boeing Co.	78,680	9,244,900
Union Pacific Corp.	73,859	11,473,257
Verisk Analytics, Inc. Cl. A*	92,472	6,006,981
Total Industrials		74,584,232

INFORMATION TECHNOLOGY (21.0%)
Citrix Systems, Inc.*	141,857	10,016,523
eBay, Inc.*	169,517	9,457,353
Equinix, Inc.*	35,910	6,594,871
F5 Networks, Inc.*	112,300	9,630,848
Facebook, Inc. Cl. A*	139,320	6,999,437
Google, Inc. Cl. A*	18,516	16,218,350
MasterCard, Inc. Cl. A	17,685	11,898,114
Red Hat, Inc.*	83,779	3,865,563
Salesforce.com, Inc.*	182,150	9,455,406
Teradata Corp.*	125,283	6,945,690
Visa, Inc. Cl. A	78,020	14,909,622
VMware, Inc. Cl. A*	82,610	6,683,149
Yahoo! Inc.*	401,810	13,324,020
Total Information Technology		125,998,946

	Shares	Value
MATERIALS (3.4%)
Ecolab, Inc.	79,061	$7,808,064
The Sherwin-Williams Co.	70,980	12,931,137
Total Materials		20,739,201

TOTAL COMMON STOCKS
(cost $470,601,663)		$597,588,065

SHORT-TERM INVESTMENT (0.7%)

MONEY MARKET MUTUAL FUND (0.7%)
First American Treasury Obligations Fund 0.000%**	4,325,311	4,325,311
TOTAL SHORT-TERM INVESTMENT
(cost $4,325,311)		$4,325,311

TOTAL INVESTMENTS (100.1%)
(cost $474,926,974)		$601,913,376

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(877,816)

TOTAL NET ASSETS (100.0%)		$601,035,560

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

P / 18

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Mid Cap Equity Fund

Sector Representation as of September 30, 2013 (% of net assets)

COMMON STOCKS (97.4%)
	Shares	Value
CONSUMER DISCRETIONARY (21.7%)
AMC Networks, Inc. Cl. A*	131,000	$8,970,880
BorgWarner, Inc.	124,640	12,637,250
Dillard’s, Inc. Cl. A	77,990	6,106,617
Discovery Communications, Inc. Cl. A*	127,450	10,759,329
Dunkin’ Brands Group, Inc.	275,810	12,483,161
Five Below, Inc.*	138,930	6,078,187
Fortune Brands Home & Security, Inc.	375,890	15,648,301
Harman International Industries, Inc.	139,880	9,264,252
Johnson Controls, Inc.	229,600	9,528,400
Lions Gate Entertainment Corp.*^	257,850	9,037,642
Live Nation Entertainment, Inc.*	312,770	5,801,883
Michael Kors Holdings Ltd.*^	83,480	6,220,930
Mohawk Industries, Inc.*	115,680	15,067,320
Norwegian Cruise Line Holdings Ltd.*^	194,290	5,993,847
PetSmart, Inc.	107,500	8,197,950
Pool Corp.	115,780	6,498,731
PVH Corp.	62,440	7,411,004

	Shares	Value
Sirius XM Radio, Inc.*	1,364,700	$5,281,389
The Madison Square Garden Co. Cl. A*	111,910	6,498,614
Tractor Supply Co.	122,760	8,245,789
Ulta Salon, Cosmetics & Fragrance, Inc.*	56,630	6,765,020
Under Armour, Inc. Cl. A*	82,980	6,592,761
Urban Outfitters, Inc.*	238,820	8,781,411
Total Consumer Discretionary		197,870,668

CONSUMER STAPLES (4.5%)
Church & Dwight Co., Inc.	150,050	9,010,503
GNC Holdings, Inc. Cl. A	138,580	7,570,625
Monster Beverage Corp.*	128,580	6,718,305
Pilgrim’s Pride Corp.*	292,710	4,914,601
The Hain Celestial Group, Inc.*	83,310	6,424,867
Tyson Foods, Inc. Cl. A	219,000	6,193,320
Total Consumer Staples		40,832,221

ENERGY (7.0%)
Continental Resources, Inc.*	207,180	22,222,127

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Mid Cap Equity Fund

continued

	Shares	Value
FMC Technologies, Inc.*	149,510	$8,285,844
Oasis Petroleum, Inc.*	189,540	9,312,100
Oceaneering International, Inc.	69,390	5,637,244
Rosetta Resources, Inc.*	126,950	6,913,697
SM Energy Co.	150,950	11,651,830
Total Energy		64,022,842

FINANCIAL SERVICES (17.0%)
Affiliated Managers Group, Inc.*	55,420	10,121,909
Alliance Data Systems Corp.*	50,580	10,696,153
Brown & Brown, Inc.	209,880	6,737,148
Discover Financial Services	240,850	12,172,559
East West Bancorp, Inc.	147,210	4,703,359
First Republic Bank	164,430	7,667,371
Hartford Financial Services Group, Inc.	280,780	8,737,873
Intercontinental Exchange, Inc.*	35,110	6,369,656
Invesco Ltd.^	236,310	7,538,289
Jones Lang LaSalle, Inc.	152,820	13,341,186
LaSalle Hotel Properties	263,790	7,523,291
Mid-America Apartment Communities, Inc.	176,110	11,006,875
Ocwen Financial Corp.*	280,540	15,645,716
Signature Bank*	100,290	9,178,541
Vantiv, Inc. Cl. A*	324,930	9,078,544
Weyerhaeuser Co.	234,590	6,716,312
Zions Bancorp.	273,390	7,496,354
Total Financial Services		154,731,136

HEALTH CARE (12.9%)
Actavis plc*	60,690	8,739,360
ARIAD Pharmaceuticals, Inc.*	360,750	6,637,800
BioMarin Pharmaceutical, Inc.*	95,460	6,894,121
Catamaran Corp.*^	235,480	10,820,306
Health Net, Inc.*	170,860	5,416,262
Illumina, Inc.*	117,570	9,503,183
Incyte Corp.*	164,370	6,270,716
Medivation, Inc.*	159,440	9,556,834
Perrigo Co.	117,590	14,508,254

	Shares	Value
ResMed, Inc.	126,020	$6,656,376
Salix Pharmaceuticals Ltd.*	78,030	5,218,646
Shire plc - ADR^	89,300	10,706,177
The Cooper Cos., Inc.	53,080	6,883,945
Zoetis, Inc.	308,230	9,592,118
Total Health Care		117,404,098

MATERIALS AND PROCESSING (5.4%)
Eagle Materials, Inc.	136,650	9,913,958
Ecolab, Inc.	54,040	5,336,990
Hexcel Corp.*	142,200	5,517,360
Martin Marietta Materials, Inc.	69,430	6,815,943
Packaging Corp. of America	109,010	6,223,381
Precision Castparts Corp.	39,645	9,008,930
The Sherwin-Williams Co.	36,000	6,558,480
Total Materials and Processing		49,375,042

PRODUCER DURABLES (11.3%)
A.O. Smith Corp.	127,460	5,761,192
Air Lease Corp.	243,930	6,747,104
B/E Aerospace, Inc.*	219,390	16,195,370
Embraer SA - ADR^	72,640	2,358,621
Kansas City Southern	108,670	11,884,151
MasTec, Inc.*	185,800	5,629,740
Quanta Services, Inc.*	461,350	12,691,739
Rockwell Automation, Inc.	71,360	7,631,238
United Rentals, Inc.*	197,530	11,514,024
Verisk Analytics, Inc. Cl. A*	112,470	7,306,051
Wabtec Corp.	116,350	7,314,924
W.W. Grainger, Inc.	29,390	7,691,657
Total Producer Durables		102,725,811

TECHNOLOGY (16.7%)
Amphenol Corp. Cl. A	117,710	9,108,400
Avago Technologies Ltd.	243,590	10,503,601
Cadence Design System, Inc.*	776,360	10,480,860
Citrix Systems, Inc.*	196,620	13,883,338
CommVault Systems, Inc.*	72,100	6,332,543

P / 20

	Shares	Value
Concur Technologies, Inc.*	48,590	$5,369,195
Equinix, Inc.*	34,510	6,337,761
F5 Networks, Inc.*	86,760	7,440,537
Fortinet, Inc.*	366,730	7,429,950
Gartner, Inc.*	73,310	4,398,600
JDS Uniphase Corp.*	500,090	7,356,324
LinkedIn Corp. Cl. A*	41,420	10,191,805
Microchip Technology, Inc.	192,230	7,744,947
NCR Corp.*	246,030	9,745,248
NXP Semiconductors N.V.*^	355,060	13,211,783
Red Hat, Inc.*	140,820	6,497,435
ServiceNow, Inc.*	101,560	5,276,042
The Ultimate Software Group, Inc.*	38,620	5,692,588
Xilinx, Inc.	95,480	4,474,193
Total Technology		151,475,150

UTILITIES (0.9%)
American Water Works Co., Inc.	204,150	8,427,312
Total Utilities		8,427,312

TOTAL COMMON STOCKS
(cost $748,210,534)		$886,864,280

SHORT-TERM INVESTMENT (2.4%)
	Shares	Value

MONEY MARKET MUTUAL FUND (2.4%)
First American Treasury Obligations Fund 0.000%**	21,722,776	$21,722,776
TOTAL SHORT-TERM INVESTMENT
(cost $21,722,776)		$21,722,776

TOTAL INVESTMENTS (99.8%)
(cost $769,933,310)		$908,587,056

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		1,583,661

TOTAL NET ASSETS (100.0%)		$910,170,717

ADR - American Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the Russell Investment Group and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 21

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Small/Mid Cap Equity Fund

Sector Representation as of September 30, 2013 (% of net assets)

COMMON STOCKS (98.7%)
	Shares	Value
CONSUMER DISCRETIONARY (21.0%)
AMC Networks, Inc. Cl. A*	292,090	$20,002,323
Angie’s List, Inc.*	454,990	10,237,275
BorgWarner, Inc.	231,420	23,463,674
Conn’s, Inc.*	132,220	6,616,289
Dillard’s, Inc. Cl. A	161,950	12,680,685
Dunkin’ Brands Group, Inc.	527,210	23,861,525
Fortune Brands Home & Security, Inc.	886,810	36,917,900
Harman International Industries, Inc.	324,380	21,483,687
Hertz Global Holdings, Inc.*	225,590	4,999,074
IMAX Corp.*^	480,000	14,515,200
La-Z-Boy, Inc.	586,330	13,315,554
Lions Gate Entertainment Corp.*^	649,250	22,756,213
Live Nation Entertainment, Inc.*	794,800	14,743,540
Michael Kors Holdings Ltd.*^	159,850	11,912,022
Mohawk Industries, Inc.*	274,570	35,762,743
Nu Skin Enterprises, Inc. Cl. A	184,980	17,709,985
PetSmart, Inc.	199,540	15,216,920

	Shares	Value
Pier 1 Imports, Inc.	525,510	$10,257,955
PVH Corp.	138,480	16,436,191
SodaStream International Ltd.*^	387,820	24,196,090
Tenneco, Inc.*	380,030	19,191,515
The Cheesecake Factory, Inc.	482,510	21,206,314
The Madison Square Garden Co. Cl. A*	232,210	13,484,435
Under Armour, Inc. Cl. A*	134,070	10,651,862
Total Consumer Discretionary		421,618,971

CONSUMER STAPLES (4.0%)
Church & Dwight Co., Inc.	193,340	11,610,067
GNC Holdings, Inc. Cl. A	331,610	18,115,854
Green Mountain Coffee Roasters, Inc.*	132,540	9,984,238
Pilgrim’s Pride Corp.*	1,032,490	17,335,507
Susser Holdings Corp.*	223,330	11,869,990
The Hain Celestial Group, Inc.*	151,110	11,653,603
Total Consumer Staples		80,569,259

P / 22

	Shares	Value
ENERGY (7.2%)
Carrizo Oil & Gas, Inc.*	552,910	$20,629,072
Diamondback Energy, Inc.*	271,090	11,559,278
Oasis Petroleum, Inc.*	797,930	39,202,301
Oceaneering International, Inc.	140,990	11,454,028
PDC Energy, Inc.*	135,140	8,046,236
Rosetta Resources, Inc.*	471,460	25,675,711
SM Energy Co.	354,790	27,386,240
Total Energy		143,952,866

FINANCIAL SERVICES (19.1%)
Affiliated Managers Group, Inc.*	120,420	21,993,509
Alliance Data Systems Corp.*	98,270	20,781,157
BankUnited, Inc.	107,880	3,364,777
Brown & Brown, Inc.	474,020	15,216,042
Campus Crest Communities, Inc.	1,108,020	11,966,616
Columbia Banking System, Inc.	996,610	24,616,267
Euronet Worldwide, Inc.*	281,420	11,200,516
Evercore Partners, Inc. Cl. A	587,540	28,924,594
First Republic Bank	270,680	12,621,808
FleetCor Technologies, Inc.*	80,480	8,865,677
Glacier Bancorp, Inc.	576,350	14,241,608
Home BancShares, Inc.	346,390	10,519,864
Invesco Ltd.^	509,420	16,250,498
Jones Lang LaSalle, Inc.	369,860	32,288,778
LaSalle Hotel Properties	579,730	16,533,900
Mid-America Apartment Communities, Inc.	320,030	20,001,875
Ocwen Financial Corp.*	674,250	37,602,923
Pinnacle Financial Partners, Inc.*	510,960	15,231,718
Potlatch Corp.	237,890	9,439,475

	Shares	Value
Signature Bank*	90,520	$8,284,390
Strategic Hotels & Resorts, Inc.*	1,640,710	14,241,363
Vantiv, Inc. Cl. A*	758,200	21,184,108
WisdomTree Investments, Inc.*	723,230	8,396,700
Total Financial Services		383,768,163

HEALTH CARE (13.4%)
Actavis plc*	145,850	21,002,400
ARIAD Pharmaceuticals, Inc.*	812,080	14,942,272
BioMarin Pharmaceutical, Inc.*	212,730	15,363,361
Catamaran Corp.*^	516,310	23,724,444
Health Net, Inc.*	378,920	12,011,764
Illumina, Inc.*	257,050	20,777,351
Incyte Corp.*	435,230	16,604,025
Medivation, Inc.*	352,120	21,106,073
NPS Pharmaceuticals, Inc.*	532,510	16,939,143
Perrigo Co.	270,170	33,333,575
ResMed, Inc.	281,800	14,884,676
Salix Pharmaceuticals Ltd.*	174,340	11,659,859
Santarus, Inc.*	710,700	16,040,499
Seattle Genetics, Inc.*	335,500	14,704,965
The Cooper Cos., Inc.	119,380	15,482,392
Total Health Care		268,576,799

MATERIALS AND PROCESSING (3.5%)
Eagle Materials, Inc.	365,600	26,524,280
Hexcel Corp.*	378,540	14,687,352
Martin Marietta Materials, Inc.	161,980	15,901,577
Packaging Corp. of America	229,890	13,124,420
Total Materials and Processing		70,237,629

PRODUCER DURABLES (11.7%)
A.O. Smith Corp.	425,800	19,246,160
Air Lease Corp.	647,900	17,920,914
B/E Aerospace, Inc.*	461,970	34,102,626
Embraer SA - ADR^	163,440	5,306,897
Genesee & Wyoming, Inc. Cl. A*	201,830	18,764,135
Kansas City Southern	136,100	14,883,896

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Small/Mid Cap Equity Fund

continued

	Shares	Value
Korn/Ferry International*	468,390	$10,023,546
Littelfuse, Inc.	214,250	16,758,635
MasTec, Inc.*	613,230	18,580,869
Quanta Services, Inc.*	1,054,910	29,020,574
Saia, Inc.*	199,640	6,224,775
United Rentals, Inc.*	440,030	25,649,349
Wabtec Corp.	277,820	17,466,543
Total Producer Durables		233,948,919

TECHNOLOGY (17.8%)
Amphenol Corp. Cl. A	268,100	20,745,578
Avago Technologies Ltd.	490,950	21,169,764
Cadence Design System, Inc.*	1,734,610	23,417,235
Cavium, Inc.*	503,110	20,728,132
Citrix Systems, Inc.*	230,170	16,252,304
CommVault Systems, Inc.*	154,220	13,545,143
Concur Technologies, Inc.*	99,350	10,978,175
Equinix, Inc.*	72,830	13,375,229
F5 Networks, Inc.*	192,230	16,485,645
FleetMatics Group plc *^	253,990	9,537,325
Fortinet, Inc.*	817,490	16,562,347
Gartner, Inc.*	321,030	19,261,800
Guidewire Software, Inc.*	272,880	12,855,377
Ixia*	598,120	9,372,540
JDS Uniphase Corp.*	1,136,820	16,722,622
Microchip Technology, Inc.	423,560	17,065,232
NCR Corp.*	558,180	22,109,510
NXP Semiconductors N.V.*^	750,980	27,943,966
Red Hat, Inc.*	282,900	13,053,006
ServiceNow, Inc.*	226,680	11,776,026
The Ultimate Software Group, Inc.*	88,230	13,005,102
Web.com Group, Inc.*	361,550	11,692,527
Total Technology		357,654,585

UTILITIES (1.0%)
ALLETE, Inc.	150,020	7,245,966

	Shares	Value
American Water Works Co., Inc.	340,680	$14,063,270
Total Utilities		21,309,236

TOTAL COMMON STOCKS
(cost $1,705,890,398)		$1,981,636,427

SHORT-TERM INVESTMENT (0.7%)

MONEY MARKET MUTUAL FUND (0.7%)
First American Treasury Obligations Fund 0.000%**	14,151,338	14,151,338
TOTAL SHORT-TERM INVESTMENT
(cost $14,151,338)		$14,151,338

TOTAL INVESTMENTS (99.4%)
(cost $1,720,041,736)		$1,995,787,765

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		11,092,887

TOTAL NET ASSETS (100.0%)		$2,006,880,652

ADR - American Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the Russell Investment Group and has been licensed for use by Rainier Investment Management, Inc.

P / 24

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Balanced Fund

Investment Allocation as of September 30, 2013 (% of net assets)

COMMON STOCKS (59.9%)
	Shares	Value
CONSUMER DISCRETIONARY (11.2%)
Amazon.com, Inc*	1,170	$365,789
Expedia, Inc.	5,810	300,900
Jarden Corp*	3,570	172,788
Las Vegas Sands Corp.	4,090	271,658
Lennar Corp. Cl. A	6,890	243,906
Liberty Global plc Cl. A*^	3,750	297,562
Michael Kors Holdings Ltd.*^	3,230	240,700
NIKE, Inc. Cl. B	4,380	318,163
priceline.com, Inc.*	280	283,066
Ralph Lauren Corp.	1,400	230,622
Sirius XM Radio, Inc.*	73,420	284,135
The Walt Disney Co.	4,590	296,009
Total Consumer Discretionary		3,305,298

CONSUMER STAPLES (2.9%)
Church & Dwight Co., Inc.	3,490	209,575
Costco Wholesale Corp.	1,820	209,518
Monster Beverage Corp.*	3,710	193,847
The Estee Lauder Companies, Inc. Cl. A	3,330	232,767
Total Consumer Staples		845,707

ENERGY (5.5%)
Anadarko Petroleum Corp.	3,360	312,446
Cameron International Corp.*	1,890	110,319
Continental Resources, Inc.*	3,440	368,974

	Shares	Value
EOG Resources, Inc.	2,280	$385,959
Noble Energy, Inc.	4,020	269,380
Schlumberger Ltd.	2,140	189,091
Total Energy		1,636,169

FINANCIALS (9.4%)
BlackRock, Inc.	910	246,264
Citigroup, Inc.	10,880	527,789
Discover Financial Services	6,180	312,337
Hartford Financial Services Group, Inc.	8,040	250,205
Intercontinental Exchange, Inc.*	1,210	219,518
JPMorgan Chase & Co.	8,485	438,590
Morgan Stanley	13,690	368,945
The Allstate Corp.	4,890	247,190
The Goldman Sachs Group, Inc.	1,130	178,777
Total Financials		2,789,615

HEALTH CARE (8.8%)
Actavis plc*	1,540	221,760
Allergan, Inc.	3,095	279,943
Biogen Idec, Inc.*	870	209,461
Celgene Corp.*	2,130	327,871
Express Scripts Holding Co.*	4,850	299,633
Gilead Sciences, Inc.*	6,820	428,569
Regeneron Pharmaceuticals, Inc.*	790	247,167

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Balanced Fund

continued

	Shares	Value
The Cooper Cos., Inc.	1,400	$181,566
Thermo Fisher Scientific, Inc.	2,900	267,235
Zoetis, Inc.	4,262	132,633
Total Health Care		2,595,838

INDUSTRIALS (7.5%)
B/E Aerospace, Inc.*	2,420	178,644
Eaton Corp. plc^	3,420	235,433
Fortune Brands Home & Security, Inc.	5,690	236,875
Hertz Global Holdings, Inc.*	7,060	156,449
Honeywell International, Inc.	3,140	260,746
Precision Castparts Corp.	1,545	351,086
The Boeing Co.	2,330	273,775
Union Pacific Corp.	2,190	340,195
Verisk Analytics, Inc. Cl. A*	2,740	177,990
Total Industrials		2,211,193

INFORMATION TECHNOLOGY (12.5%)
Citrix Systems, Inc.*	4,200	296,562
eBay, Inc.*	5,020	280,066
Equinix, Inc.*	1,060	194,669
F5 Networks, Inc.*	3,320	284,723
Facebook, Inc. Cl. A*	4,130	207,491
Google, Inc. Cl. A*	540	472,991
MasterCard, Inc. Cl. A	520	349,846
Red Hat, Inc.*	2,430	112,120
Salesforce.com, Inc.*	5,390	279,795
Teradata Corp.*	3,710	205,683
Visa, Inc. Cl. A	2,308	441,059
VMware, Inc. Cl. A*	2,450	198,205
Yahoo!, Inc.*	11,900	394,604
Total Information Technology		3,717,814

MATERIALS (2.1%)
Ecolab, Inc.	2,340	231,099
The Sherwin-Williams Co.	2,100	382,578
Total Materials		613,677

TOTAL COMMON STOCKS
(cost $13,742,517)		$17,715,311

DEBT SECURITIES (37.9%)
	Principal Amount	Value
CORPORATE BONDS (27.7%)

CAPITAL MARKETS (4.6%)
BlackRock, Inc.
5.000%, 12/10/2019	$125,000	$142,001
Morgan Stanley:
4.750%, 04/01/2014	410,000	417,105
4.750%, 03/22/2017	85,000	91,850
State Street Corp.
2.875%, 03/07/2016	295,000	308,894
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	360,000	407,336
Total Capital Markets		1,367,186

COMMERCIAL BANKS (5.5%)
Bank of Nova Scotia^
1.375%, 07/15/2016	85,000	85,641
Comerica, Inc.
3.000%, 09/16/2015	150,000	156,204
Royal Bank of Canada:^
2.875%, 04/19/2016	300,000	314,415
1.450%, 09/09/2016	180,000	181,872
Wachovia Corp.:
5.250%, 08/01/2014	65,000	67,506
5.625%, 10/15/2016	385,000	431,690
Westpac Banking Corp.^
2.000%, 08/14/2017	375,000	379,966
Total Commercial Banks		1,617,294

COMMUNICATIONS EQUIPMENT (0.8%)
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	226,069
Total Communications Equipment		226,069

COMPUTERS & PERIPHERALS (0.9%)
Hewlett-Packard Co.
3.000%, 09/15/2016	245,000	253,059
Total Computers & Peripherals		253,059

CONSUMER FINANCE (4.2%)
American Express Co.:
6.150%, 08/28/2017	150,000	175,037
7.000%, 03/19/2018	270,000	325,614
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	265,000	270,762

P / 26

	Principal Amount	Value
Toyota Motor Credit Corp.
3.300%, 01/12/2022	$465,000	$463,242
Total Consumer Finance		1,234,655

DIVERSIFIED FINANCIAL SERVICES (6.0%)
Bank of America Corp.
5.650%, 05/01/2018	230,000	259,825
Citigroup, Inc.
5.000%, 09/15/2014	460,000	477,450
General Electric Capital Corp.
5.625%, 09/15/2017	415,000	473,306
ORIX Corp.^
4.710%, 04/27/2015	65,000	68,281
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	440,000	488,705
Total Diversified Financial Services		1,767,567

DIVERSIFIED TELECOMMUNICATION (0.2%)
Verizon Communications, Inc.
4.500%, 09/15/2020	70,000	74,554
Total Diversified Telecommunication Services		74,554

FOOD PRODUCTS (0.3%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	75,000	80,554
Total Food Products		80,554

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Baxter International, Inc.
3.200%, 06/15/2023	35,000	34,220
Medtronic, Inc.
2.750%, 04/01/2023	35,000	32,943
Total Health Care Providers & Services		67,163

INSURANCE (2.9%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	290,000	312,607
2.600%, 11/23/2015	85,000	88,147
MetLife, Inc.
6.750%, 06/01/2016	200,000	229,329
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	238,556
Total Insurance		868,639

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS (1.0%)
Petrobras International Finance Co.^
5.375%, 01/27/2021	$45,000	$45,431
Shell International Financial BV^
4.375%, 03/25/2020	125,000	137,974
Total Capital SA^
4.450%, 06/24/2020	95,000	104,899
Total Oil, Gas & Consumable Fuels		288,304

PHARMACEUTICALS (0.5%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	39,236
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	70,000	66,233
Sanofi SA^
1.250%, 04/10/2018	55,000	53,752
Total Pharmaceuticals		159,221

REAL ESTATE (0.6%)
Simon Property Group LP
5.875%, 03/01/2017	165,000	186,363
Total Real Estate		186,363

TOTAL CORPORATE BONDS
(cost $7,771,582)		$8,190,628

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal National Mortgage Association
Pool# 725690, 6.000%, 08/01/2034	201,173	223,004
TOTAL MORTGAGE PASS- THROUGH SECURITIES
(cost $201,201)		$223,004

U.S. GOVERNMENT AGENCY (3.1%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	929,313
TOTAL U.S. GOVERNMENT AGENCY
(cost $825,000)		$929,313

U.S. TREASURY NOTES (6.4%)
0.250%, 07/31/2015	505,000	504,655

The accompanying notes are an integral part of these financial statements.

P / 27

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Balanced Fund

continued

	Principal Amount	Value
1.375%, 07/31/2018	$455,000	$455,835
2.000%, 07/31/2020	480,000	481,256
1.750%, 05/15/2023	485,000	449,478
TOTAL U.S. TREASURY NOTES
(cost $1,894,796)		$1,891,224

TOTAL DEBT SECURITIES
(cost $10,692,579)		$11,234,169

SHORT-TERM INVESTMENT (1.4%)
	Shares

MONEY MARKET MUTUAL FUND (1.4%)
First American Treasury Obligations Fund 0.000% **	415,073	415,073
TOTAL SHORT-TERM INVESTMENT
(cost $415,073)		$415,073

TOTAL INVESTMENTS (99.2%)
(cost $24,850,169)		$29,364,553

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)		249,998

TOTAL NET ASSETS (100.0%)		$29,614,551

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

P / 28

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Intermediate Fixed Income Fund

Investment Allocation as of September 30, 2013 (% of net assets)

DEBT SECURITIES (98.5%)
	Principal Amount	Value
CORPORATE BONDS (69.5%)

AEROSPACE & DEFENSE (0.0%)
United Technologies Corp.
1.800%, 06/01/2017	$5,000	$5,092
Total Aerospace & Defense		5,092

CAPITAL MARKETS (9.3%)
BlackRock, Inc.:
1.375%, 06/01/2015	35,000	35,518
5.000%, 12/10/2019	490,000	556,643
Morgan Stanley:
4.750%, 04/01/2014	2,865,000	2,914,648
4.750%, 03/22/2017	1,960,000	2,117,953
State Street Corp.
2.875%, 03/07/2016	2,080,000	2,177,970
The Goldman Sachs Group, Inc.:
5.150%, 01/15/2014	65,000	65,841
5.950%, 01/18/2018	1,995,000	2,257,321
Total Capital Markets		10,125,894

COMMERCIAL BANKS (13.3%)
Bank of Nova Scotia^
1.375%, 07/15/2016	795,000	800,998
Comerica, Inc.
3.000%, 09/16/2015	945,000	984,082
Royal Bank of Canada:^
2.875%, 04/19/2016	3,280,000	3,437,601
1.450%, 09/09/2016	1,555,000	1,571,168

	Principal Amount	Value
Wachovia Corp.:
5.250%, 08/01/2014	$625,000	$649,099
5.625%, 10/15/2016	3,800,000	4,260,833
Westpac Banking Corp.^
2.000%, 08/14/2017	2,740,000	2,776,289
Total Commercial Banks		14,480,070

COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,152,401
Total Communications Equipment		1,152,401

COMPUTERS & PERIPHERALS (2.2%)
Hewlett-Packard Co.
3.000%, 09/15/2016	2,296,000	2,371,529
Total Computers & Peripherals		2,371,529

CONSUMER FINANCE (11.1%)
American Express Co.:
6.150%, 08/28/2017	1,550,000	1,808,720
7.000%, 03/19/2018	2,700,000	3,256,138
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	2,140,000	2,186,530
1.650%, 04/01/2014	20,000	20,144
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	2,175,000	2,274,306
2.050%, 01/12/2017	65,000	66,546
3.300%, 01/12/2022	2,480,000	2,470,623
Total Consumer Finance		12,083,007

The accompanying notes are an integral part of these financial statements.

P / 29

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier Intermediate Fixed Income Fund

continued

	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES (14.0%)
Bank of America Corp.
5.650%, 05/01/2018	$1,485,000	$1,677,569
Citigroup, Inc.:
5.000%, 09/15/2014	2,430,000	2,522,182
4.750%, 05/19/2015	668,000	707,224
General Electric Capital Corp.:
2.900%, 01/09/2017	90,000	94,281
5.625%, 09/15/2017	4,095,000	4,670,335
JPMorgan Chase & Co.:
5.250%, 05/01/2015	25,000	26,614
5.150%, 10/01/2015	60,000	64,596
ORIX Corp.^
4.710%, 04/27/2015	725,000	761,593
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	4,285,000	4,759,315
Total Diversified Financial Services		15,283,709

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc.
4.500%, 09/15/2020	675,000	718,913
Total Diversified Telecommunication Services		718,913

FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	685,000	735,726
Total Food Products		735,726

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Baxter International, Inc.
3.200%, 06/15/2023	340,000	332,420
Medtronic, Inc.
2.750%, 04/01/2023	395,000	371,787
UnitedHealth Group, Inc.:
6.000%, 06/15/2017	15,000	17,335
6.000%, 02/15/2018	650,000	758,341
Total Health Care Providers & Services		1,479,883

INSURANCE (5.3%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	1,985,000	2,139,743
2.600%, 11/23/2015	445,000	461,472

	Principal Amount	Value
MetLife, Inc.
6.750%, 06/01/2016	$1,330,000	$1,525,041
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,657,961
Total Insurance		5,784,217

MEDIA (0.7%)
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	747,728
Total Media		747,728

OIL, GAS & CONSUMABLE FUELS (4.0%)
Petrobras International Finance Co.^
5.375%, 01/27/2021	425,000	429,074
Shell International Financial BV^
4.375%, 03/25/2020	835,000	921,666
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,111,699
Total Capital SA:^
3.000%, 06/24/2015	5,000	5,205
4.450%, 06/24/2020	835,000	922,001
Total Oil, Gas & Consumable Fuels		4,389,645

PHARMACEUTICALS (2.5%)
AstraZeneca plc^
1.950%, 09/18/2019	290,000	284,463
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	690,000	652,870
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,307,015
Sanofi SA:^
1.250%, 04/10/2018	540,000	527,748
Total Pharmaceuticals		2,772,096

REAL ESTATE (1.5%)
Simon Property Group LP:
5.750%, 12/01/2015	25,000	27,366
5.875%, 03/01/2017	1,400,000	1,581,261
Total Real Estate		1,608,627

SPECIALTY RETAIL (1.0%)
The Home Depot, Inc.
5.250%, 12/16/2013	1,045,000	1,055,387
Total Specialty Retail		1,055,387

P / 30

	Principal Amount	Value
TRANSPORTATION (0.8%)
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	$800,000	$843,414
Total Transportation		843,414

TOTAL CORPORATE BONDS
(cost $72,155,516)		$75,637,338

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267,
6.500%, 08/01/2036	52,709	58,403
		58,403
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	209,452	232,181
Pool #255813, 5.000%, 08/01/2035	142,500	154,919
Pool #735897, 5.500%, 10/01/2035	130,892	142,916
Pool #256022, 5.500%, 12/01/2035	187,625	204,848
		734,864
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $719,186)		$793,267

U.S. GOVERNMENT AGENCY (4.0%)
Federal Home Loan Bank
5.625%, 06/13/2016	1,550,000	1,745,982
		1,745,982
Federal Home Loan Mortgage Corp.
5.250%, 04/18/2016	1,100,000	1,231,222
		1,231,222
Federal National Mortgage Association
4.375%, 10/15/2015	810,000	875,313
2.250%, 03/15/2016	550,000	572,386
		1,447,699
TOTAL U.S. GOVERNMENT AGENCY
(cost $4,081,753)		$4,424,903

	Principal Amount	Value
U.S. TREASURY NOTES (24.3%)
0.250%, 07/31/2015	$9,700,000	$9,693,365
0.625%, 08/15/2016	275,000	275,183
1.375%, 07/31/2018	5,100,000	5,109,364
2.000%, 07/31/2020	6,605,000	6,622,285
1.750%, 05/15/2023	5,200,000	4,819,142
TOTAL U.S. TREASURY NOTES
(cost $26,535,994)		$26,519,339

TOTAL DEBT SECURITIES
(cost $103,492,449)		$107,374,847

SHORT-TERM INVESTMENT (0.5%)

	Shares

MONEY MARKET MUTUAL FUND (0.5%)
First American Treasury Obligations Fund
0.000%*	509,400	509,400
TOTAL SHORT-TERM INVESTMENT
(cost $509,400)		$509,400

TOTAL INVESTMENTS (99.0%)
(cost $104,001,849)		$107,884,247

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		1,049,920

TOTAL NET ASSETS (100.0%)		$108,934,167

*Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a

service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

P / 31

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier High Yield Fund

Sector Representation as of September 30, 2013 (% of net assets)

DEBT SECURITIES (94.1%)
	Principal Amount	Value
ASSET-BACKED SECURITIES (1.1%)

SERVICES (1.1%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$500,000	$475,000
Total Services		475,000
TOTAL ASSET-BACKED SECURITIES
(cost $500,00)		$475,000

CORPORATE BONDS (93.0%)

AUTOMOTIVE (3.4%)
Delphi Corp.
6.125%, 05/15/2021	250,000	274,375
Lear Corp.
8.125%, 03/15/2020	400,000	440,000
Tenneco, Inc.
6.875%, 12/15/2020	240,000	261,600
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	522,500
Total Automotive		1,498,475

BASIC INDUSTRY (11.3%)
Air Lease Corp.
5.625%, 04/01/2017	500,000	535,000
Cascades, Inc.^
7.750%, 12/15/2017	$200,000	210,000
7.875%, 01/15/2020	250,000	265,000

	Principal Amount	Value
Domtar Corp.
10.750%, 06/01/2017	300,000	$376,873
Griffon Corp.
7.125%, 04/01/2018	700,000	745,500
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	1,000,000	1,005,000
Magnetation LLC / Magnetation Finance Corp.
11.000%, 05/15/2018*
(Acquired 05/15/2013 and 08/23/2013, Cost $816,057)	800,000	780,000
Masco Corp.
5.850%, 03/15/2017	285,000	309,938
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020*
(Acquired 03/22/2013 and 04/18/2013, Cost $758,597)	750,000	738,750
Total Basic Industry		4,966,061

CAPITAL GOODS (7.2%)
B/E Aerospace, Inc.
5.250%, 04/01/2022	500,000	498,750

P / 32

	Principal Amount	Value
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	$250,000	$262,500
General Cable Corp.
5.750%, 10/01/2022*
(Acquired 09/20/2012, Cost $500,000)	500,000	481,250
Graphic Packaging International, Inc.
7.875%, 10/01/2018	100,000	109,500
Greif, Inc.
7.750%, 08/01/2019	300,000	340,500
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $505,487)	500,000	548,750
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	600,000	631,500
SPX Corp.
6.875%, 09/01/2017	250,000	278,750
Total Capital Goods		3,151,500

CONSUMER CYCLICAL (3.3%)
Claire’s Stores, Inc.
6.125%, 03/15/2020*
(Acquired 03/07/2013, Cost $100,000)	100,000	99,500
7.750%, 06/01/2020*
(Acquired 05/09/2013 and 7/10/2013, Cost $246,725)	250,000	245,625
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	649,500
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	264,375
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	208,500
Total Consumer Cyclical		1,467,500

CONSUMER NON-CYCLICAL (1.6%)
Jarden Corp.
7.500%, 01/15/2020	100,000	108,875

	Principal Amount	Value
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021*
(Acquired 09/13//2013, Cost $500,000)	$500,000	$497,500
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	100,000	106,750
Total Consumer Non-Cyclical		713,125

ENERGY (19.5%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	236,250
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,045,000
Atlas Pipeline Partners LP
6.625%, 10/01/2020*
(Acquired 09/25/2012, Cost $100,000)	100,000	102,500
Bill Barrett Corp.
7.625%, 10/01/2019	600,000	615,000
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	900,000	992,250
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	540,000
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	501,250
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	507,500
NRG Energy, Inc.
6.625%, 03/15/2023	250,000	246,250
Parker Drilling Co.
7.500%, 08/01/2020*
(Acquired 07/25/2013, Cost $301,962)	300,000	301,125
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	482,500
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	1,067,500
SM Energy Co.
6.500%, 11/15/2021	300,000	313,500
Stone Energy Corp.
8.625%, 02/01/2017	650,000	690,625

The accompanying notes are an integral part of these financial statements.

P / 33

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier High Yield Fund

continued

	Principal Amount	Value
Tesoro Corp.
5.375%, 10/01/2022	$1,000,000	$960,000
Total Energy		8,601,250

FINANCIALS (10.9%)
Aircastle Ltd.^
9.750%, 08/01/2018	1,050,000	1,165,500
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	791,250
8.250%, 12/15/2020	150,000	171,375
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,011,781)	1,000,000	995,000
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	942,500
SLM Corp.
5.500%, 01/25/2023	800,000	736,484
Total Financials		4,802,109

HEALTH CARE (3.9%)
HCA, Inc.:
8.500%, 04/15/2019	300,000	323,250
7.250%, 09/15/2020	300,000	327,000
HealthSouth Corp.
7.750%, 09/15/2022	449,000	483,798
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/2020*
(Acquired 09/18/2012, Cost $100,000)	100,000	103,875
Select Medical Corp.
6.375%, 06/01/2021*
(Acquired 05/13/2013, Cost $500,000)	500,000	476,250
Total Health Care		1,714,173

MEDIA (1.3%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	461,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	108,500
Total Media		569,500

SERVICES (9.5%)
Cinemark USA, Inc.
4.875%, 06/01/2023	350,000	323,750

	Principal Amount	Value
Clean Harbors, Inc.:
5.250%, 08/01/2020	$100,000	$99,500
5.125%, 06/01/2021	100,000	97,125
DigitalGlobe Inc.
5.250%, 02/01/2021*
(Acquired 01/25/2013, Cost $500,000)	500,000	480,000
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	275,938
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,088,750
Scientific Games Corp.:
8.125%, 09/15/2018	100,000	107,250
9.250%, 06/15/2019	269,000	291,192
The Hertz Corp.
6.750%, 04/15/2019	200,000	212,500
United Rentals North America, Inc.:
9.250%, 12/15/2019	200,000	225,000
8.375%, 09/15/2020	600,000	667,500
West Corp.
8.625%, 10/01/2018	300,000	327,750
Total Services		4,196,255

TECHNOLOGY & ELECTRONICS (7.8%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	885,375
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $256,501)	250,000	260,000
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	684,250
Brightstar Corp.
7.250%, 08/01/2018*
(Acquired 07/26/2013, Cost $989,730)	1,000,000	980,000
Flextronics International Ltd.^
4.625%, 02/15/2020	100,000	97,500
Nokia Corp.^
5.375%, 05/15/2019	500,000	510,000
Total Technology & Electronics		3,417,125

TELECOMMUNICATION SERVICES (12.2%)
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	98,125

P / 34

	Principal Amount	Value
Clearwire Communications LLC
12.000%, 12/01/2015*
(Acquired 11/19/2009 and 01/26/2012, Cost $492,375)	$500,000	$524,375
Frontier Communications Corp.:
8.500%, 04/15/2020	500,000	555,000
9.250%, 07/01/2021	250,000	287,500
GCI, Inc.
8.625%, 11/15/2019	100,000	105,250
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	268,125
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	404,250
MetroPCS Wireless, Inc.:
7.875%, 09/01/2018	250,000	271,563
6.250%, 04/01/2021*
(Acquired 03/08/2013, Cost $250,000)	250,000	252,187
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	259,687
Sprint Capital Corp.
6.875%, 11/15/2028	1,075,000	964,813
Windstream Corp.:
7.875%, 11/01/2017	250,000	280,000
7.500%, 06/01/2022	250,000	250,625
Zayo Group LLC
10.125%, 07/01/2020	750,000	864,375
Total Telecommunication Services		5,385,875

UTILITIES (1.1%)
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	267,771
The AES Corp.
7.375%, 07/01/2021	200,000	221,000
Total Utilities		488,771

TOTAL CORPORATE BONDS
(cost $39,552,851)		$40,971,719

TOTAL DEBT SECURITIES
(cost $40,052,851)		$41,446,719

COMMON STOCKS (0.6%)
	Shares	Value
BASIC INDUSTRY (0.6%)
Petrologistics LP	22,500	$269,100
Total Basic Industry		269,100

TOTAL COMMON STOCKS
(cost $287,472)		$269,100

SHORT-TERM INVESTMENT (2.0%)

MONEY MARKET MUTUAL FUND (2.0%)
First American Treasury Obligations Fund
0.000%**	858,938	858,938
TOTAL SHORT-TERM INVESTMENT
(cost $858,938)		$858,938

TOTAL INVESTMENTS (96.7%)
(cost $41,199,261)		$42,574,757

OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%)		1,433,534

TOTAL NET ASSETS (100.0%)		$44,008,291

*Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2013, the value of these securities totaled $9,198,562 or 20.9% of the Fund’s net assets.

**Rated quoted is seven-day yield period end.

^ U.S. Dollar denominated foreign security.

Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

The accompanying notes are an integral part of these financial statements.

P / 35

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier International Discovery Fund

Sector Representation as of September 30, 2013 (% of net assets)

COMMON STOCKS (93.5%)
	Shares	Value
AUSTRALIA (2.7%)
carsales.com Ltd.	25,110	$268,217
iSelect Ltd.*	146,860	172,626
REA Group Ltd.	7,310	257,708
Total Australia		698,551

CAMBODIA (0.9%)
NagaCorp Ltd.	264,000	222,612
Total Cambodia		222,612

CANADA (2.1%)
Dollarama, Inc.	6,570	533,930
Total Canada		533,930

CHINA (1.2%)
Prince Frog International Holdings Ltd.	445,140	311,074
Total China		311,074

DENMARK (3.2%)
Matas A/S*	11,480	275,907
SimCorp. A/S	5,440	183,040
Topdanmark A/S*	14,270	367,550
Total Denmark		826,497

	Shares	Value
FRANCE (3.5%)
Eurofins Scientific SA	2,635	$664,115
Ingenico SA	3,360	242,234
Total France		906,349

GERMANY (11.0%)
Deutz AG*	31,670	286,203
Duerr AG	6,380	468,587
KION Group AG*	5,220	191,377
Krones AG	4,040	343,508
KUKA AG	6,260	271,215
United Internet AG	13,740	520,468
Wirecard AG	22,203	759,494
Total Germany		2,840,852

HONG KONG (3.7%)
CIMC Enric Holdings Ltd.	184,000	246,728
Samsonite International SA	88,350	246,622
Techtronic Industries Co.	179,000	466,200
Total Hong Kong		959,550

INDONESIA (0.5%)
Lippo Karawaci Tbk PT*	1,490,000	140,250
Total Indonesia		140,250

P / 36

	Shares	Value
IRELAND (1.9%)
Paddy Power plc	2,568	$205,314
Smurfit Kappa Group plc	13,100	296,495
Total Ireland		501,809

ITALY (6.5%)
Banca Generali SpA	23,340	527,311
Brembo SpA	7,230	188,384
Prysmian SpA	18,711	458,169
Salvatore Ferragamo SpA	9,090	313,584
Yoox SpA*	6,100	209,116
Total Italy		1,696,564

JAPAN (18.2%)
AEON Financial Services Co. Ltd.	8,300	260,496
Fujitec Co. Ltd.	20,000	251,081
Hitachi Metals Ltd.	22,000	269,475
Kakaku.com, Inc.	26,600	619,435
Kanamoto Co. Ltd.	18,000	489,303
M3, Inc.	100	276,413
MonotaRO Co. Ltd.	11,200	327,130
Park24 Co. Ltd.	14,400	255,639
Pigeon Corp.	10,600	519,782
Ship Healthcare Holdings, Inc.	6,300	245,155
Start Today Co. Ltd.	19,500	548,527
Tadano Ltd.	14,000	179,032
United Arrows Ltd.	4,300	180,670
Yaskawa Electric Corp.	21,600	303,031
Total Japan		4,725,169

MALAYSIA (1.6%)
Gamuda Bhd	158,800	224,108
UEM Sunrise Bhd	244,300	191,123
Total Malaysia		415,231

MEXICO (1.8%)
Alsea S.A.B. De C.V.	60,780	170,089
Banregio Grupo Financiero, S.A.B. De C.V.	27,220	154,904
Fibra Uno Administracion S.A. De C.V.	53,000	146,940
Total Mexico		471,933

	Shares	Value
NETHERLANDS (1.3%)
Gemalto NV	3,190	$342,529
Total Netherlands		342,529

PHILIPPINES (1.9%)
Alliance Global Group, Inc.	408,400	220,427
Universal Robina Corp.	97,660	275,889
Total Philippines		496,316

SINGAPORE (1.3%)
Ezion Holdings Ltd.	186,730	327,453
Total Singapore		327,453

SOUTH KOREA (1.3%)
Koh Young Technology, Inc.	5,440	159,959
Kolao Holdings	5,510	166,888
Total South Korea		326,847

SPAIN (0.9%)
Bankinter SA	44,970	241,951
Total Spain		241,951

SWEDEN (2.5%)
Elekta AB Cl. B	14,410	231,844
Hexpol AB	5,908	417,358
Total Sweden		649,202

SWITZERLAND (1.6%)
Burckhardt Compression Holding AG	590	232,582
U-Blox AG	2,150	179,018
Total Switzerland		411,600

TAIWAN (1.3%)
Eclat Textile Co. Ltd.	38,760	340,184
Total Taiwan		340,184

THAILAND (2.4%)
Bangkok Dusit Medical Services PCL	41,920	168,859
Jasmine International PCL	785,400	207,147
Minor International PCL	318,400	246,333
Total Thailand		622,339

The accompanying notes are an integral part of these financial statements.

P / 37

SCHEDULES OF INVESTMENTS September 30, 2013 (Unaudited)

Rainier International Discovery Fund

continued

	Shares	Value
UNITED KINGDOM (20.2%)
Ashtead Group plc	47,456	$472,870
Aveva Group plc	5,225	219,760
Babcock International Group plc	37,220	720,659
Blinkx plc*	167,810	410,220
Close Brothers Group plc	16,840	318,698
Croda International plc	4,494	193,161
Essentra plc	37,320	452,226
Hikma Pharmaceuticals plc	11,170	188,065
Jupiter Fund Management plc	67,150	398,965
Redrow plc	77,380	291,882
Rightmove plc	9,100	349,003
Savills plc	37,710	377,283
St James’s Place plc	40,590	404,126
Ted Baker plc	9,570	297,000
Telecity Group plc	11,788	158,395
Total United Kingdom		5,252,313

TOTAL COMMON STOCKS
(cost $18,705,620)		$24,261,105

PARTICIPATORY NOTE** (0.6%)

SOUTH KOREA (0.6%)
Kolao Holdings	5,460	165,279
Total South Korea		165,279

TOTAL PARTICIPATORY NOTE
(cost $52,709)		$165,279

SHORT-TERM INVESTMENT (3.4%)

MONEY MARKET MUTUAL FUND (3.4%)
First American Treasury Obligations Fund 0.000%***	874,928	874,928
TOTAL MONEY MARKET FUNDS
(cost $874,928)		$874,928

TOTAL INVESTMENTS (97.5%)
(cost $19,633,257)		$25,301,312

OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)		659,155

TOTAL NET ASSETS (100.0%)		$25,960,467

Country Diversification	Percentage
United Kingdom	20.2%
Japan	18.2%
Germany	11.0%
Italy	6.5%
Hong Kong	3.7%
France	3.5%
Denmark	3.2%
Australia	2.7%
Sweden	2.5%
Thailand	2.4%
Canada	2.1%
Ireland	1.9%
Philippines	1.9%
South Korea	1.9%
Mexico	1.8%
Malaysia	1.6%
Switzerland	1.6%
Netherlands	1.3%
Taiwan	1.3%
Singapore	1.3%
China	1.2%
Spain	0.9%
Cambodia	0.9%
Indonesia	0.5%
TOTAL PORTFOLIO	94.1%

SHORT-TERM INVESTMENT AND OTHER ASSETS IN EXCESS OF LIABILITIES	5.9%

TOTAL NET ASSETS	100.0%

*Non-income producing security.

**Participatory notes (“P-notes”) allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

***Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

P / 38

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P / 39

Statements of Assets and Liabilities

Rainier Funds

September 30, 2013 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
ASSETS
Investments in securities, at cost (Note 2)	$474,926,974	$769,933,310

Investment in securities, at value (Note 2,5)	$601,913,376	$908,587,056
Cash	–	57,482
Cash, denominated in foreign currency (cost $38,233)	–	–
Receivables
Investment securities sold	4,088,860	17,615,756
Dividends and interest	299,740	283,957
Fund shares sold	561,996	2,043,030
Due from Adviser	24,826	30,198
Foreign tax reclaims	10,765	–
Prepaid expenses	28,149	22,144

Total Assets	606,927,712	928,639,623

LIABILITIES
Payables
Investment securities purchased	3,337,702	16,070,680
Fund shares redeemed	1,700,357	1,284,384
Distributions to shareholders	–	–
Due to Investment Adviser (Note 3)	347,558	638,257
Due under Distribution Plan – Original and Class A Shares (Note 8)	51,710	51,415
Accrued expenses	160,729	344,883
Deferred trustees compensation (Note 3)	294,096	79,287

Total Liabilities	5,892,152	18,468,906

Net assets	$601,035,560	$910,170,717

COMPONENTS OF NET ASSETS
Paid-in capital	$370,573,464	$690,670,577
Accumulated undistributed net investment income (loss)	2,833,264	(3,295,196)
Accumulated undistributed net realized gain on investments	100,642,430	84,141,590
Net unrealized appreciation (depreciation) on:
Investments	126,986,402	138,653,746
Foreign currency	–	–
Participatory notes	–	–

Net assets	$601,035,560	$910,170,717

Original shares
Net assets applicable to shares outstanding	$159,517,544	$146,095,801
Shares outstanding	5,059,503	2,763,503
Net asset value, offering and redemption price per share	$31.53	$52.87

Institutional shares
Net assets applicable to shares outstanding	$441,518,016	$764,074,916
Shares outstanding	13,855,947	14,173,620
Net asset value, offering and redemption price per share	$31.86	$53.91

Class A shares
Net assets applicable to shares outstanding	–	–
Shares outstanding	–	–
Net asset value, offering and redemption price per share	–	–

P / 40

The accompanying notes are an integral part of these financial statements.

SMALL/MID CAP EQUITY FUND	BALANCED FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$1,720,041,736	$24,850,169	$104,001,849	$41,199,261	$19,633,257

$1,995,787,765	$29,364,553	$107,884,247	$42,574,757	$25,301,312
113,935	–	–	–	–
–	–	–	–	38,358

29,494,194	830,551	367,513	522,430	615,431
601,788	104,811	809,386	933,893	32,231
718,778	174	9,058	5,000	193,000
–	2,137	16,231	3,532	13,430
–	303	–	–	5,290
29,139	16,348	12,560	14,953	17,878

2,026,745,599	30,318,877	109,098,995	44,054,565	26,216,930

14,748,473	602,250	–	–	207,205
2,267,650	389	25,402	–	–
–	5	410	7,041	–
1,404,835	16,889	44,833	19,743	20,669
312,286	2,875	15,123	6	263
607,079	12,725	23,810	12,528	28,326
524,624	69,193	55,250	6,956	–

19,864,947	704,326	164,828	46,274	256,463

$2,006,880,652	$29,614,551	$108,934,167	$44,008,291	$25,960,467

$1,750,789,872	$21,556,649	$104,392,654	$41,787,581	$19,828,861
(8,847,003)	(63,575)	(44,249)	1,322	91,755
(10,808,246)	3,607,093	703,364	843,892	371,168

275,746,029	4,514,384	3,882,398	1,375,496	5,555,485
–	–	–	–	628
–	–	–	–	112,570

$2,006,880,652	$29,614,551	$108,934,167	$44,008,291	$25,960,467

$1,002,337,512	$7,293,178	$108,934,167	$19,013	–
22,322,055	450,025	8,353,851	1,572	–
$44.90	$16.21	$13.04	$12.09	–

$1,004,543,140	$22,321,373	–	$43,989,278	$24,973,415
21,675,580	1,368,705	–	3,637,164	1,757,121
$46.34	$16.31	–	$12.09	$14.21

–	–	–	–	$987,052
–	–	–	–	69,539
–	–	–	–	$14.19

The accompanying notes are an integral part of these financial statements.

P / 41

Statements of Operations

Rainier Funds

For the six months ending September 30, 2013 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $69,729, $1,235, $3,964, $1,968, $0, $0 and $30,560 respectively	$ 3,504,341	$ 2,974,325
Interest	–	–

Total Income	3,504,341	2,974,325

Expenses
Investment advisory fees (Note 3)	2,187,389	3,909,139
Distribution fees – Original and Class A shares (Note 7)	214,720	223,014
Sub-transfer agent fees (Note 3)	342,297	644,513
Administration fees* (Note 3)	148,212	218,140
Reports to shareholders	37,341	97,573
Trustee fees (Note 3)	42,943	34,846
Registration expense	30,496	42,788
Audit fees	11,941	20,847
Compliance fees	14,115	20,590
Legal fees	2,255	3,132
Tax service fees	–	–
Interest expense (Note 2)	–	–
Miscellaneous expense	29,437	35,754

Total expenses	3,061,146	5,250,336
Less: fees waived and expenses absorbed (Note 3)	(218,739)	(148,490)

Net expenses	2,842,407	5,101,846

Net investment income (loss)	661,934	(2,127,521)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments	66,553,180	67,333,441
Foreign currency	–	–
Participatory notes	–	–
Net change in unrealized appreciation/depreciation on:
Investments	(12,760,854)	14,183,377
Foreign currency	–	–
Participatory notes	–	–

Net realized and unrealized gain on investments	53,792,326	81,516,818

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,454,260	$79,389,297

*Includes administrator, transfer agent, fund accounting and custody fees.

P / 42

The accompanying notes are an integral part of these financial statements.

SMALL/MID CAP EQUITY FUND	BALANCED FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$ 6,783,155	$101,143	$–	$–	$249,446
0	191,344	1,551,022	1,415,371	13

6,783,155	292,487	1,551,022	1,415,371	249,459

8,864,294	103,206	270,199	118,902	115,111
1,324,195	9,218	54,040	17	582
1,026,319	4,602	14,383	134	3,395
491,111	12,481	25,632	12,498	40,531
117,694	991	1,153	882	784
106,317	6,280	7,706	1,876	656
29,799	16,290	12,272	20,110	24,802
43,852	5,272	6,730	5,758	5,605
46,019	655	2,442	555	492
6,948	–	21	109	85
–	–	–	–	9,026
3,530	–	–	–	–
87,810	1,879	4,660	2,241	4,660

12,147,888	160,874	399,238	163,082	205,729

–	(13,065)	(102,019)	(22,542)	(61,259)

12,147,888	147,809	297,219	140,540	144,470

(5,364,733)	144,678	1,253,803	1,274,831	104,989

222,045,550	2,091,493	105,446	587,292	881,977
–	–	–	–	(21,962)
–	–	–	–	(7,409)

(4,823,472)	(759,264)	(2,252,832)	(1,719,999)	1,291,579
–	–	–	–	547
–	–	–	–	1,083

217,222,078	1,332,229	(2,147,386)	(1,132,707)	2,145,815

$211,857,345	$1,476,907	$(893,583)	$142,124	$2,250,804

*Includes administrator, transfer agent, fund accounting and custody fees.

P / 43

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Rainier Funds

September 30, 2013 (Unaudited)

	LARGE CAP EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2013	FISCAL YEAR ENDING MARCH 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$661,934	$4,273,315
Net realized gain on investments	66,553,180	112,043,735
Net change in unrealized appreciation/depreciation on investments	(12,760,854)	(72,031,946)

Increase in net assets resulting from operations	54,454,260	44,285,104

Distributions to shareholders
From net investment income
Original shares	–	(603,981)
Institutional shares	–	(3,443,975)
Class A shares	–	–
From net realized gain on investments sold
Original shares	–	(3,006,481)
Institutional shares	–	(7,957,414)
Class A shares	–	–

Decrease in net assets from distributions	–	(15,011,851)

Capital share transactions
Proceeds from shares sold
Original shares	6,429,558	24,279,133
Institutional shares	31,614,204	93,964,774
Class A shares	–	–
Proceeds from shares reinvested
Original shares	–	3,163,071
Institutional shares	–	11,310,361
Class A shares	–	–
Cost of shares redeemed
Original shares	(50,641,374)	(187,191,225)
Institutional shares	(88,149,972)	(238,857,288)
Class A shares	–	–

Net (decrease) from capital share transactions	(100,747,584)	(293,331,174)

Net decrease in net assets	(46,293,324)	(264,057,921)

NET ASSETS
Beginning of Year	647,328,884	911,386,805

End of Year	$601,035,560	$647,328,884

Accumulated undistributed net investment income (loss)	$2,833,264	$2,171,330

Original shares
Shares sold	214,531	911,321
Shares issued on reinvestment of distributions	–	119,226
Shares redeemed	(1,691,012)	(7,071,600)

Net decrease in shares outstanding	(1,476,481)	(6,041,053)

Institutional shares
Shares sold	1,046,831	3,507,701
Shares issued on reinvestment of distributions	–	422,817
Shares redeemed	(2,897,931)	(8,790,482)

Net decrease in shares outstanding	(1,851,100)	(4,859,964)

The accompanying notes are an integral part of these financial statements.

P / 44

MID CAP EQUITY FUND		SMALL/MID CAP EQUITY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2013	FISCAL YEAR ENDING MARCH 31, 2013	SIX MONTHS ENDING SEPTEMBER 30, 2013	FISCAL YEAR ENDING MARCH 31, 2013

$(2,127,521)	$(2,257,399)	$(5,364,733)	$(8,295,627)
67,333,441	93,474,307	222,045,550	300,996,326
14,183,377	(15,481,897)	(4,823,472)	(124,367,084)

79,389,297	75,735,011	211,857,345	168,333,615

–	–	–	–
–	–	–	–
–	–	–	–

–	–	–	–
–	–	–	–
–	–	–	–

–	–	–	–

8,272,742	44,174,531	56,896,868	139,868,125
101,119,511	226,123,474	44,877,891	150,993,847
–	–	–	–

–	–	–	–
–	–	–	–
–	–	–	–

(87,704,251)	(123,134,496)	(251,867,694)	(437,759,013)
(133,462,633)	(229,402,726)	(201,992,132)	(468,515,528)
–	–	–	–

(111,774,631)	(82,239,217)	(352,085,067)	(615,412,569)

(32,385,334)	(6,504,206)	(140,227,722)	(447,078,954)

942,556,051	949,060,257	2,147,108,374	2,594,187,328

$910,170,717	$942,556,051	$2,006,880,652	$2,147,108,374

$(3,295,196)	$(1,167,675)	$(8,847,003)	$(3,482,270)

164,362	1,023,999	1,358,104	3,897,875
–	–	–	–
(1,734,686)	(2,887,771)	(5,962,288)	(12,276,125)

(1,570,324)	(1,863,772)	(4,604,184)	(8,378,250)

1,974,666	5,292,228	1,028,133	4,096,298
–	–	–	–
(2,632,285)	(5,300,310)	(4,624,339)	(12,871,730)

(657,619)	(8,082)	(3,596,206)	(8,775,432)

The accompanying notes are an integral part of these financial statements.

P / 45

Statements of Changes in Net Assets

Rainier Funds

September 30, 2013 (Unaudited)

	BALANCED FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2013	FISCAL YEAR ENDING MARCH 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$144,678	$450,358
Net realized gain on investments	2,091,493	3,905,754
Net change in unrealized appreciation/depreciation on investments	(759,264)	(2,514,010)

Increase in net assets resulting from operations	1,476,907	1,842,102

Distributions to shareholders
From net investment income
Original shares	(26,047)	(128,410)
Institutional shares	(119,965)	(403,985)
Class A shares	–	–
From net realized gain on investments sold
Original shares	–	(900,207)
Institutional shares	–	(2,008,581)
Class A shares	–	–

Decrease in net assets from distributions	(146,012)	(3,441,183)

Capital share transactions
Proceeds from shares sold
Original shares	151,696	217,032
Institutional shares	184,460	1,282,944
Class A shares	–	–
Proceeds from shares reinvested
Original shares	26,033	1,028,169
Institutional shares	119,965	2,412,608
Class A shares	–	–
Cost of shares redeemed
Original shares	(1,219,927)	(3,693,599)
Institutional shares	(862,854)	(12,689,002)
Class A shares	–	–

Net (decrease) from capital share transactions	(1,600,627)	(11,441,848)

Net decrease in net assets	(269,732)	(13,040,929)

NET ASSETS
Beginning of Year	29,884,283	42,925,212

End of Year	$29,614,551	$29,884,283

Accumulated undistributed net investment income (loss)	$(63,575)	$(62,241)

Original shares
Shares sold	9,541	13,810
Shares issued on reinvestment of distributions	1,653	69,702
Shares redeemed	(77,223)	(236,117)

Net decrease in shares outstanding	(66,029)	(152,605)

Institutional shares
Shares sold	11,556	81,040
Shares issued on reinvestment of distributions	7,561	161,966
Shares redeemed	(54,466)	(784,866)

Net decrease in shares outstanding	(35,349)	(541,860)

Class A shares
Shares sold	–	–
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net decrease in shares outstanding	–	–

The accompanying notes are an integral part of these financial statements.

P / 46

INTERMEDIATE FIXED INCOME FUND		HIGH YIELD FUND		INTERNATIONAL DISCOVERY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2013	FISCAL YEAR ENDING MARCH 31, 2013	SIX MONTHS ENDING SEPTEMBER 30, 2013	FISCAL YEAR ENDING MARCH 31, 2013	SIX MONTHS ENDING SEPTEMBER 30, 2013	FISCAL YEAR ENDING MARCH 31, 2013

$1,253,803	$3,046,516	$1,274,831	$2,447,203	$104,989	$24,486
105,446	601,048	587,292	421,066	852,606	(474,534)
(2,252,832)	301,437	(1,719,999)	1,203,514	1,293,209	4,345,792

(893,583)	3,949,001	142,124	4,071,783	2,250,804	3,895,744

(1,268,818)	(3,037,552)	(408)	(397)	–	–
–	–	(1,286,877)	(2,432,767)	–	(40,777)
–	–	–	–	–	(25)

–	(665,429)	–	(162)	–	–
–	–	–	(638,222)	–	–
–	–	–	–	–	–

(1,268,818)	(3,702,981)	(1,287,285)	(3,071,548)	–	(40,802)

12,063,761	16,146,892	8,372	10,132	–	–
–	–	3,221,055	4,523,028	3,295,333	5,420,651
–	–	–	–	875,648	73,000

1,266,120	3,677,046	408	559	–	–
–	–	1,223,599	2,922,829	–	39,992
–	–	–	–	–	25

(11,383,162)	(19,919,284)	(69)	–	–	–
–	–	(2,000,682)	(3,547,142)	(902,971)	(44,818)
–	–	–	–	–	(10,000)
1,946,719	(95,346)	2,452,683	3,909,406	3,268,010	5,478,850

(215,682)	150,674	1,307,522	4,909,641	5,518,814	9,333,792

109,149,849	108,999,175	42,700,769	37,791,128	20,441,653	11,107,861

$108,934,167	$109,149,849	$44,008,291	$42,700,769	$25,960,467	$20,441,653

$(44,249)	$(29,234)	$1,322	$13,776	$91,755	$(13,234)

922,512	1,208,048	676	823	–	–
96,651	275,397	34	45	–	–
(867,515)	(1,491,197)	(6)	–	–	–

151,648	(7,752)	704	868	–	–

–	–	264,360	364,752	242,302	472,351
–	–	99,854	237,607	–	3,561
–	–	(160,714)	(285,939)	(65,375)	(3,918)

–	–	203,500	316,420	176,927	471,994

–	–	–	–	64,473	5,948
–	–	–	–	–	2
–	–	–	–	–	(884)

–	–	–	–	64,473	5,066

The accompanying notes are an integral part of these financial statements.

P / 47

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$28.91		$27.33	$26.44	$22.69	$16.21	$27.27

Income (loss) from investment operations:
Net investment income (loss)	0.00	*	0.09 *	0.01 *	0.03 *	0.09	0.09

Net realized and unrealized gain/(loss) on investments	2.62		2.01	0.95	3.82	6.49	(11.05)

Total from investment operations	2.62		2.10	0.96	3.85	6.58	(10.96)

Less distributions:
From net investment income	–		(0.09)	(0.07)	(0.10)	(0.10)	(0.02)

From net realized gains	–		(0.43)	–	–	–	(0.08)

Total distributions	–		(0.52)	(0.07)	(0.10)	(0.10)	(0.10)

Net asset value, end of period	$31.53		$28.91	$27.33	$26.44	$22.69	$16.21

Total return	9.06	%†	7.82%	3.67%	16.98%	40.60%	(40.22%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$159.5		$189.0	$343.7	$540.1	$699.6	$597.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19	%‡	1.20%	1.17%	1.15%	1.12%	1.07%

After fees waived and expenses absorbed	1.12	%‡	1.18%	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.02	%‡	0.35%	0.02%	0.12%	0.36%	0.55%

Portfolio turnover rate**	52.38	%†	84.93%	85.70%	74.09%	100.19%	108.26%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 48

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$48.50		$44.62	$43.42	$33.43	$22.42	$39.43

Income (loss) from investment operations:
Net investment loss	(0.18	)*	(0.20)*	(0.13)*	(0.21)	(0.12)*	–

Net realized and unrealized gain/(loss) on investments	4.55		4.08	1.33	10.20	11.13	(17.01)

Total from investment operations	4.37		3.88	1.20	9.99	11.01	(17.01)

Less distributions:
From net investment income	–		–	–	–	(0.00)**	–

From net realized gains	–		–	–	–	–	(0.00)**

Total distributions	–		–	–	–	(0.00)**	(0.00)**

Net asset value, end of period	$52.87		$48.50	$44.62	$43.42	$33.43	$22.42

Total return	9.01	%†	8.70%	2.76%	29.88%	49.13%	(43.13%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$146.1		$210.2	$276.6	$466.5	$386.2	$299.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34	%‡	1.35%	1.31%	1.30%	1.29%	1.22%

After fees waived and expenses absorbed	n/a		1.35%	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.71	%)‡	(0.47%)	(0.65%)	(0.59%)	(0.43%)	(0.05%)

Portfolio turnover rate***	78.42	%†	131.10%	127.86%	110.64%	144.92%	138.59%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 49

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – ORIGINAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$40.54		$36.91	$35.65	$27.60	$18.67	$33.91

Income (loss) from investment operations:
Net investment loss	(0.14	)*	(0.19)*	(0.25)*+	(0.23)	(0.12)*	(0.08)

Net realized and unrealized gain/(loss) on investments	4.50		3.82	1.51	8.28	9.05	(15.16)

Total from investment operations	4.36		3.63	1.26	8.05	8.93	(15.24)

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gains	–		–	–	–	–	(0.00)**

Total distributions	–		–	–	–	–	(0.00)**

Net asset value, end of period	$44.90		$40.54	$36.91	$35.65	$27.60	$18.67

Total return	10.75	%†	9.83%	3.53%	29.17%	47.83%	(44.93%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$1,002.3		$1,091.5	$1,302.9	$1,781.6	$1,880.7	$1,492.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.32	%‡	1.29%	1.26%	1.24%	1.21%	1.16%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.67	%)‡	(0.52%)	(0.74%)	(0.65%)	(0.52%)	(0.29%)

Portfolio turnover rate***	69.81	%†	121.29%	110.71%	112.96%	127.18%	126.86%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 50

Rainier Funds

For a capital share outstanding throughout the period

BALANCED FUND – ORIGINAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$15.49		$16.35	$15.82	$14.22	$11.24	$16.18

Income (loss) from investment operations:
Net investment income	0.06		0.17 *	0.17 *	0.16	0.20	0.26

Net realized and unrealized gain/(loss) on investments	0.72		0.76	0.53	1.60	2.97	(4.64)

Total from investment operations	0.78		0.93	0.70	1.76	3.17	(4.38)

Less distributions:
From net investment income	(0.06)		(0.22)	(0.17)	(0.16)	(0.19)	(0.26)

From net realized gains	–		(1.57)	–	–	–	(0.30)

Total distributions	(0.06)		(1.79)	(0.17)	(0.16)	(0.19)	(0.56)

Net asset value, end of period	$16.21		$15.49	$16.35	$15.82	$14.22	$11.24

Total return	5.04	%†	6.59%	4.22%	12.52%	28.35%	(27.35%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$7.3		$8.0	$10.9	$39.7	$51.1	$41.9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35	%‡	1.28%	1.16%	1.16%	1.12%	1.03%

After fees waived and expenses absorbed	1.19	%‡	1.19%	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.80	%‡	1.09%	0.98%	1.13%	1.50%	1.85%

Portfolio turnover rate**	47.62	%†	67.14%	77.20%	69.29%	84.74%	84.85%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 51

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$13.31		$13.28	$13.07	$13.03	$12.33	$12.71

Income (loss) from investment operations:
Net investment income	0.15		0.38	0.42	0.45	0.49	0.51

Net realized and unrealized gain/(loss) on investments	(0.27)		0.11	0.33	0.15	0.70	(0.38)

Total from investment operations	(0.12)		0.49	0.75	0.60	1.19	0.13

Less distributions:
From net investment income	(0.15)		(0.38)	(0.43)	(0.45)	(0.49)	(0.51)

From net realized gains	–		(0.08)	(0.11)	(0.11)	–	–

Total distributions	(0.15)		(0.46)	(0.54)	(0.56)	(0.49)	(0.51)

Net asset value, end of period	$13.04		$13.31	$13.28	$13.07	$13.03	$12.33

Total return	(0.87	%)†	3.73%	5.83%	4.62%	9.75%	1.11%

Ratios/supplemental data:
Net assets, end of period (in millions)	$108.9		$109.1	$109.0	$110.6	$130.7	$110.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.74	%‡	0.74%	0.72%	0.71%	0.70%	0.67%

After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	2.32	%‡	2.82%	3.14%	3.36%	3.80%	4.12%

Portfolio turnover rate*	60.99	%†	30.63%	32.65%	40.18%	44.49%	19.84%

†Not annualized.

‡Annualized.

*Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 52

Rainier Funds

For a capital share outstanding throughout the period

HIGH YIELD FUND – ORIGINAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Ending July 31, 2012* through Mar. 31, 2013

Net asset value, beginning of period	$12.43		$12.26

Income (loss) from investment operations:
Net investment income	0.35	**	0.49	**

Net realized and unrealized gain/(loss) on investments	(0.34)		0.35

Total from investment operations	0.01		0.84

Less distributions:
From net investment income	(0.35)		(0.48)

From net realized gains	–		(0.19)

Total distributions	(0.35)		(0.67)

Net asset value, end of period	$12.09		$12.43

Total return	0.17	%†	7.01	%†

Ratios/supplemental data:
Net assets, end of period (in millions)	$0.0		$0.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.02	%‡	1.03	%‡

After fees waived and expenses absorbed	0.90	%‡	0.90	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.68	%‡	5.90	%‡

Portfolio turnover rate***	14.24	%†	32.74	%†

†Not annualized.

‡Annualized.

*Commencement of Operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 53

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$29.18		$27.60	$26.67	$22.85	$16.29	$27.42

Income (loss) from investment operations:
Net investment income	0.04	*	0.18 *	0.07 *	0.09 *	0.13 *	0.12

Net realized and unrealized gain/(loss) on investments	2.64		2.01	0.95	3.85	6.54	(11.10)

Total from investment operations	2.68		2.19	1.02	3.94	6.67	(10.98)

Less distributions:
From net investment income	–		(0.18)	(0.09)	(0.12)	(0.11)	(0.07)

From net realized gains	–		(0.43)	–	–	–	(0.08)

Total distributions	–		(0.61)	(0.09)	(0.12)	(0.11)	(0.15)

Net asset value, end of period	$31.86		$29.18	$27.60	$26.67	$22.85	$16.29

Total return	9.18	%†	8.13%	3.91%	17.31%	40.93%	(40.09%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$441.5		$458.3	$567.7	$821.7	$848.6	$532.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.90	%‡	0.94%	0.92%	0.90%	0.88%	0.82%

After fees waived and expenses absorbed	0.83	%‡	0.92%	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.28	%‡	0.67%	0.28%	0.37%	0.62%	0.80%

Portfolio turnover rate**	52.38	%†	84.93%	85.70%	74.09%	100.19%	108.26%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basics of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 54

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$49.38		$45.32	$43.98	$33.78	$22.61	$39.67

Income (loss) from investment operations:
Net investment income (loss)	(0.10	)*	(0.08)*	(0.01)*	(0.11)	(0.03)	0.06

Net realized and unrealized gain/(loss) on investments	4.63		4.14	1.35	10.31	11.22	(17.12)

Total from investment operations	4.53		4.06	1.34	10.20	11.19	(17.06)

Less distributions:
From net investment income	–		–	–	–	(0.02)	–

From net realized gains	–		–	–	–	–	(0.00)**

Total distributions	–		–	–	–	(0.02)	(0.00)**

Net asset value, end of period	$53.91		$49.38	$45.32	$43.98	$33.78	$22.61

Total return	9.17	%†	8.96%	3.05%	30.20%	49.50%	(43.00%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$764.1		$732.4	$672.5	$467.7	$312.4	$183.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.09	%‡	1.10%	1.06%	1.05%	1.04%	0.97%

After fees waived and expenses absorbed	1.05	%‡	1.09%	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.40	%)‡	(0.19%)	(0.35%)	(0.34%)	(0.14%)	0.20%

Portfolio turnover rate***	78.42	%†	131.10%	127.86%	110.64%	144.92%	138.59%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 55

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of year	$41.77		$37.93	$36.54	$28.22	$19.05	$34.50

Income (loss) from investment operations:
Net investment loss	(0.08	)*	(0.09)*	(0.16)*+	(0.13)	(0.06)*	(0.01)

Net realized and unrealized gain/(loss) on investments	4.65		3.93	1.55	8.45	9.23	(15.44)

Total from investment operations	4.57		3.84	1.39	8.32	9.17	(15.45)

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gains	–		–	–	–	–	(0.00)**

Total distributions	–		–	–	–	–	(0.00)**

Net asset value, end of year	$46.34		$41.77	$37.93	$36.54	$28.22	$19.05

Total return	10.96	%†	10.12%	3.80%	29.48%	48.14%	(44.77%)

Ratios/supplemental data:
Net assets, end of year (in millions)	$1,004.5		$1,055.6	$1,291.3	$1,445.2	$1,428.1	$999.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.00	%‡	1.02%	1.01%	0.99%	0.96%	0.91%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.35	%)‡	(0.23%)	(0.47%)	(0.39%)	(0.26%)	(0.04%)

Portfolio turnover rate***	69.81	%†	121.29%	110.71%	112.96%	127.18%	126.86%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 56

Rainier Funds

For a capital share outstanding throughout the period

BALANCED FUND – INSTITUTIONAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010	2009

Net asset value, beginning of year	$15.59		$16.44	$15.91	$14.30	$11.30	$16.27

Income (loss) from investment operations:
Net investment income	0.08		0.21 *	0.21	0.20	0.23	0.30

Net realized and unrealized gain/(loss) on investments	0.73		0.77	0.53	1.61	2.99	(4.67)

Total from investment operations	0.81		0.98	0.74	1.81	3.22	(4.37)

Less distributions:
From net investment income	(0.09)		(0.26)	(0.21)	(0.20)	(0.22)	(0.30)

From net realized gains	–		(1.57)	–	–	–	(0.30)

Total distributions	(0.09)		(1.83)	(0.21)	(0.20)	(0.22)	(0.60)

Net asset value, end of year	$16.31		$15.59	$16.44	$15.91	$14.30	$11.30

Total return	5.19	%†	6.76%	4.63%	12.81%	28.68%	(27.20%)

Ratios/supplemental data:
Net assets, end of year (in millions)	$22.3		$21.9	$32.0	$32.1	$30.3	$23.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.00	%‡	1.00%	0.91%	0.91%	0.87%	0.78%

After fees waived and expenses absorbed	0.94	%‡	0.94%	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	1.04	%‡	1.32%	1.23%	1.38%	1.75%	2.10%

Portfolio turnover rate**	47.62	%†	67.14%	77.20%	69.29%	84.74%	84.85%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 57

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

HIGH YIELD FUND – INSTITUTIONAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31,
			2013	2012	2011	2010

Net asset value, beginning of year	$12.43		$12.12	$12.06	$11.84	$10.00

Income (loss) from investment operations:
Net investment income	0.36		0.76	0.78	0.87	0.90

Net realized and unrealized gain/(loss) on investments	(0.33)		0.50	0.12	0.63	1.91

Total from investment operations	0.03		1.26	0.90	1.50	2.81

Less distributions:
From net investment income	(0.37)		(0.75)	(0.78)	(0.87)	(0.89)

From net realized gains	–		(0.20)	(0.06)	(0.41)	(0.08)

Total distributions	(0.37)		(0.95)	(0.84)	(1.28)	(0.97)

Net asset value, end of year	$12.09		$12.43	$12.12	$12.06	$11.84

Total return	0.21	%†	10.74%	7.81%	13.21%	28.86%

Ratios/supplemental data:
Net assets, end of year (in millions)	$44.0		$42.7	$37.8	$16.0	$12.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.75	%‡	0.78%	0.73%	0.77%	0.95%

After fees waived and expenses absorbed	0.65	%‡	0.65%	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.90	%‡	6.14%	6.55%	7.20%	8.22%

Portfolio turnover rate*	14.24	%†	32.74%	42.05%	26.16%	67.89%

†Not annualized.

‡Annualized.

*Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 58

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – INSTITUTIONAL SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		Fiscal year ending March 31, 2013	March 28, 2012(*) through Mar. 31, 2012

Net asset value, beginning of period	$12.89		$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.02	0.00	**

Net realized and unrealized gain on investments	1.26		2.88	0.02

Total from investment operations	1.32		2.90	0.02

Less distributions:
From net investment income	–		(0.03)	–

From net realized gains	–		–	–

Total distributions	–		(0.03)	–

Net asset value, end of period	$14.21		$12.89	$10.02

Total return	10.32	%†	29.00%	0.20	%†

Ratios/supplemental data:
Net assets, end of period (in millions)	$25.0		$20.4	$11.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.78	%‡	2.42%	2.12	%‡

After fees waived and expenses absorbed	1.25	%‡	1.25%	1.25	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.92	%‡	0.18%	0.33	%‡

Portfolio turnover rate***	44.95	%†	78.16%	0.23	%†

†Not annualized.

‡Annualized.

*Commencement of Operations.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 59

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – CLASS A SHARES

	6 Months Ending Sep. 30, 2013 (Unaudited)		November 30, 2012(*) through Mar. 31, 2013

Net asset value, beginning of year	$12.89		$11.21

Income (loss) from investment operations:
Net investment income	0.03	**	0.04**

Net realized and unrealized gain on investments	1.27		1.67

Total from investment operations	1.30		1.71

Less distributions:
From net investment income	–		(0.03)

From net realized gains	–		–

Total distributions	–		(0.03)

Net asset value, end of year	$14.19		$12.89

Total return	10.16	%†	15.28%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$1.0		$0.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14	%‡	2.78%+

After fees waived and expenses absorbed	1.50	%‡	1.50%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.41	%‡	0.89%‡

Portfolio turnover rate***	44.95	%†	78.16%†

†Not annualized.

+Annualized, except one-time offering costs.

‡Annualized.

*Commencement of Operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 60

Notes to Financial Statements

Rainier Funds

September 30, 2013 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of seven separate series: Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, Balanced Fund, Intermediate Fixed Income Fund, High Yield Fund and International Discovery Fund (each a “Fund”, together the “Funds”).

The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and International Discovery Fund seek to maximize long-term capital appreciation. The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Fund seeks to provide investors with current income. The High Yield Fund seeks to earn a high level of current income; capital appreciation is a secondary objective.

Each Fund (except the Intermediate Fixed Income Fund) offers two classes of shares. The International Discovery Fund offers Class A Shares and Institutional Shares; the other multi-class Funds offer Original Shares and Institutional Shares. Each class of shares represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them and the Class A shares may be subject to a sales charge. The Class A Shares and Original Shares are subject to an annual distribution fee as described in Note 8. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended and securities traded in certain foreign markets may be difficult to price. Additionally, significant events may

P / 61

Notes to Financial Statements

Rainier Funds

September 30, 2013 (Unaudited)

affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds normally price their securities as follows: all equity securities that are traded on a national securities exchange (including exchange-traded fund shares) are valued at the last reported sale price on the exchange where it is primarily traded. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and ask prices will be used. A security listed on a foreign exchange is generally valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used.

Participatory notes are valued at the price of the underlying security or based on an evaluated price provided by a pricing service. The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis and fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met.

Prices for debt securities held by the Funds shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. If a price is not available from pricing services, then fair value will be determined as set forth in the Security Valuation Policy.

As of September 30, 2013, there were no securities held in the Funds that required fair valuation by the Pricing Committee in accordance with the Security Valuation Policy. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

P / 62

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2013, open tax years subject to examination included the tax years ended March 31, 2011, through 2013.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions.

The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds bear the risk of changes in foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

G) Accounting for Derivatives. The Funds are required to disclose additional information regarding use of derivatives. This is the risk that an investment in

P / 63

Notes to Financial Statements

Rainier Funds

September 30, 2013 (Unaudited)

derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause a Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived there from. The International Discovery Fund uses participatory notes to allow for indirect investment in foreign securities without registration in those markets. The average market value of participatory notes during the six months ended September 30, 2013 was $349,220. See Note 6.

H) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

I) Line of Credit. During the period ended September 30, 2013, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At September 30, 2013, none of the Funds had a balance outstanding under the line of credit. During the period ended September 30, 2013, the Small/Mid Cap Equity Fund borrowed one time for a duration of one day, a balance of

$39.1 million, and paid $3,530 of interest expense. The Large Cap Equity Fund, Mid Cap Equity Fund, Balanced Fund, Intermediate Fixed Income Fund, High Yield Fund, and International Discovery Fund did not borrow under the line of credit during the period ended September 30, 2013.

NOTE 3. COMMITMENTS, OTHER RELATEDPARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Adviser”). Under the terms of the agreement, the Funds will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Fund	0.70%
Mid Cap Equity Fund	0.85%
Small/Mid Cap Equity Fund	0.85%
Balanced Fund	0.70%
Intermediate Fixed Income Fund	0.50%
High Yield Fund	0.55%
International Discovery Fund	1.00%

B) Fee Waivers and Expense Caps

Fee Waivers: The Investment Adviser has contractually agreed to waive fees and/or reimburse operating expenses for the Large Cap Equity Fund such that the annual rate of ordinary operating expenses is reduced by 0.05% through July 31, 2014.

The Investment Adviser has voluntarily undertaken to limit the sub-transfer agency expenses to no more than 0.10% of the average daily net assets of the Institutional Shares and 0.15% of the average daily net assets of the Original Shares of each Fund.

P / 64

Expense Cap: Although not required to do so, the Investment Adviser has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, extraordinary expenses and sales charges (Note 8), will not exceed the following levels:

Fund Name	Class O	Class A	Class I
Large Cap Equity	1.29%	N/A	1.04%
Mid Cap Equity	1.35%	N/A	1.10%
Small/Mid Cap Equity	1.48%	N/A	1.23%
Balanced	1.19%	N/A	0.94%
Intermediated Fix Income	0.55%	N/A	N/A
High Yield	0.90%	N/A	0.65%
International Discovery	N/A	1.50%	1.25%

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31, 2014. The Trust may terminate the contract with respect to one or more of the Funds and one or more share classes at any time. The contract also terminates in the event that the Management Agreement between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2013, the amounts available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Funds are as follows:

Intermediate Fixed Income	$492,127
High Yield	$91,283
International Discovery	$221,519
Balanced	$35,164
Mid Cap	$5,790

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

	Intermediate Fixed Income	High Yield	International Discover	Balanced	Mid Cap
2015	$187,809	$18,151	$782
2016	$202,299	$50,590	$159,478	$22,099	$5,790
2017	$102,019	$22,542	$61,259	$13,065

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund

Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Funds pay

P / 65

Notes to Financial Statements

Rainier Funds

September 30, 2013 (Unaudited)

a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The International Discovery Fund also pays global custody fees based upon assets and the number of transactions in each country that the Fund invests.

The Trust will be subject to an annual minimum fee of $650,000. The Funds currently are also subject to a $25,000 per Fund annual minimum. Fund Services has agreed to waive a portion of the annual fee through July 31, 2014 for the Large Cap Equity Fund in the amount of 0.02% of average daily net assets.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser and are not compensated by the Trust for their services to the Trust. The Independent Trustees were paid $116,500 in aggregate for their services and reimbursed for travel expenses during the period ended September 30, 2013.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Funds recognize the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2013, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$321,757,513	$419,876,788
Mid Cap Equity	$706,221,789	$834,735,916
Small/Mid Cap Equity	$1,439,992,916	$1,805,510,297
Balanced	$10,888,364	$12,052,052
Intermediate Fixed Income	$8,893,432	$21,283,897
High Yield	$9,090,177	$5,863,659
International Discovery Fund	$12,547,808	$9,715,470

The Balanced Fund and Intermediate Fixed Income Fund purchased $2,861,519 and $60,030,526 and sold $3,261,902 and $42,821,570, respectively, of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, High Yield Fund and International Discovery Fund.

P / 66

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments at September 30, 2013

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis and fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. When adjustment factors are used, these valuations are categorized as Level 2.

Participatory notes are valued with evaluated prices provided by the Funds’ primary pricing vendor. These are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds’ primary pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser’s Pricing Committee will determine a price in accordance with the Security Valuation Policy.

P / 67

Notes to Financial Statements

Rainier Funds

September 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of September 30, 2013:

Rainier Large Cap Equity Fund Level 1		Level 2	Level 3	Total
Equity
Common Stock	$ 597,588,065	$ –	$ –	$ 597,588,065
Total Equity	597,588,065	–	–	597,588,065

Short-Term Investments	4,325,311	–	–	4,325,311
Total Investments in Securities	$ 601,913,376	$ –	$ –	$ 601,913,376

Rainier Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$ 886,864,280	$ –	$ –	$ 886,864,280
Total Equity	886,864,280	–	–	886,864,280

Short-Term Investments	21,722,776	–	–	21,722,776
Total Investments in Securities	$ 908,587,056	$ –	$ –	$ 908,587,056

Rainier Small/Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$1,981,636,427	$ –	$ –	$1,981,636,427
Total Equity	1,981,636,427	–	–	1,981,636,427

Short-Term Investments	14,151,338	–	–	14,151,338
Total Investments in Securities	$1,995,787,765	$ –	$ –	$1,995,787,765

Rainier Balanced Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$ 17,715,311	$ –	$ –	$ 17,715,311
Total Equity	17,715,311	–	–	17,715,311
Fixed Income
Mortgage Pass-Through Securities	–	223,004	–	223,004
Federal Agency Obligations	–	2,820,537	–	2,820,537
Corporate Bonds	–	8,190,628	–	8,190,628
Total Fixed Income	–	11,234,169	–	11,234,169

Short-Term Investments	415,073	–	–	415,073
Total Investments in Securities	$ 18,130,384	$11,234,169	$ –	$ 29,364,553

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Rainier Intermediate Fixed Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Pass-Through Securities	$–	$793,267	$–	$793,267
Federal Agency Obligations	–	30,944,242	–	30,944,242
Corporate Bonds	–	75,637,338	–	75,637,338
Total Fixed Income	–	107,374,847	–	107,374,847

Short-Term Investments	509,400	–	–	509,400
Total Investments in Securities	$509,400	$107,374,847	$–	$107,884,247

Rainier High Yield Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$269,100	$–	$–	$269,100
Total Equity	269,100	–	–	269,100
Fixed Income
Asset Backed Securities	–	475,000	–	475,000
Corporate Bonds	–	40,971,719	–	40,971,719
Total Fixed Income	–	41,446,719	–	41,446,719

Short-Term Investments	858,938	–	–	858,938
Total Investments in Securities	$1,128,038	$41,446,719	$–	$42,574,757

Rainier International Discovery Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$24,261,105		$–	$24,261,105
Participatory Notes	–	165,279	–	165,279
Total Equity	24,261,105	165,279	–	24,426,384

Short-Term Investments	874,928	–	–	874,928
Total Investments in Securities	$25,136,033	$165,279	$–	$25,301,312

Rainier International Discovery Fund (*)
Transfers out of Level 2	($13,644,761)
Transfers into Level 1	$13,644,761
Net transfers	$–

* Transfers between Level 2 and Level 1 for the Rainier International Discovery Fund relate to the use of systematic fair valuation at the close of the prior annual reporting period ended March 31, 2013. There were no other transfers into or out of Level 1, Level 2 or Level 3 in the other Funds.

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Notes to Financial Statements

Rainier Funds

September 30, 2013 (Unaudited)

NOTE 6. OTHER DERIVATIVE INFORMATION

At September 30, 2013, The International Discovery Fund had invested in derivative contracts reflected on the Statement of Assets and Liabilities as follows:

	Statements of Assets & Liabilities Location	Fair Value Amount
Equity Contracts - Participatory Notes	Investments, at value	$165,279

For the six months ended September 30, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
Equity Contracts - Participatory Notes		$(7,409)	$1,083

NOTE 7. INCOME TAXES

As of March 31, 2013, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity Fund	Mid Cap Equity Fund	Small/Mid Cap Equity Fund	Balanced Fund	Intermediate Fixed Income Fund	High Yield Fund	International Discovery Fund
Cost of investments for tax purposes	$510,007,104	$816,969,595	$1,870,426,001	$24,212,105	$102,316,109	$38,146,111	$15,595,772

Gross tax unrealized appreciation	141,074,730	131,630,030	310,488,906	5,305,417	6,141,502	3,186,194	4,461,303
Gross tax unrealized depreciation	(3,287,857)	(7,512,398)	(31,668,922)	(177,430)	(6,272)	(91,949)	(86,563)

Net tax unrealized appreciation on investments	$137,786,873	$124,117,632	$278,819,984	$5,127,987	$6,135,230	$3,094,245	$4,374,740

Undistributed ordinary income	2,442,772	–	–	72,747	22,394	27,433	–
Undistributed long-term capital gains	36,049,633	17,160,886	–	1,590,143	597,918	257,850	–
Other accumulated earnings	(271,442)	(1,167,675)	(234,586,549)	(63,870)	(51,628)	(13,657)	(493,938)

Total accumulated earnings	$176,007,836	$140,110,843	$44,233,435	$6,727,007	$6,703,914	$3,365,871	$3,880,802

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Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown gains and losses on mortgage and asset-backed securities, and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2013, the following table shows the reclassifications made:

	Paid-In- Capital	Undistributed Net Investment Income	Undistributed Net Realized Loss
Large Cap Equity Fund	$ –	$ –	$ –
Mid Cap Equity Fund	(2,098,835)	2,098,835	–
Small/Mid Cap Equity Fund	(6,606,957)	6,606,957	–
Balanced Fund	–	106	(106)
Intermediate Fixed Income Fund	–	1,700	(1,700)
High Yield Fund	–	(283)	283
International Discovery Fund	–	2,753	(2,753)

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Notes to Financial Statements

Rainier Funds

September 30, 2013 (Unaudited)

As of March 31, 2013, the following Funds have capital loss carry forward amounts (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010, (pre-effective CLCFs) my be carried forward, subject to certain limitations, and applied to offset future capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010, (post-effective CLCFs) are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus they take precedent over the application of pre-effective CLCFs. Post effective CLCFs can be carried forward indefinitely.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of March 31, 2013, the following Funds deferred, on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income	High Yield	International Discovery
Capital Loss Carryovers - 2018	–	–	$231,104,279	–	–	–	–
Capital Loss Carryovers-Short Term	–	–	–	–	–	–	$480,785
Post-October Losses	–	–	–	–	–	–	–
Late Year Ordinary Losses	–	$1,094,496	$2,998,057	–	–	–	$13,234

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

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The tax components of distributions paid during the six months ended September 30, 2013, and the year ended March 31, 2013, were as follows:

	Six months ended September 30, 2013		Year ended March 31, 2013
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
Large Cap Equity Fund	–	–	$4,047,956	$10,963,895
Mid Cap Equity Fund	–	–	–	–
Small/Mid Cap Equity Fund	–	–	–	–
Balanced Fund	$146,012	–	$532,395	$2,908,788
Intermediate Fixed Income Fund	$1,268,818	–	$3,230,559	$472,422
High Yield Fund	$1,287,285	–	$2,580,231	$491,316
International Discovery Fund	–	–	$40,802	–

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2013.

NOTE 8. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Adviser (as the distribution coordinator) at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Original Shares or Class A Shares. With respect to the Intermediate Fixed Income Fund, the annual rate is currently set at 0.10% of average daily net assets of the Fund’s Original Class Shares. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties of the Investment Adviser for distribution-related and shareholder servicing activities related to each share class. Third party distribution and servicing expenses may be paid directly by the Funds or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

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General Information

Rainier Funds

September 30, 2013 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ Proxy Voting Policy and guidelines and the Funds’ voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314, or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT

Renewal of Management Agreement

At a meeting of the Board of Trustees held on May 23, 2013, with all of the independent trustees present, the Board and independent trustees of the Trust approved the continuation of the Management Agreement (the “Management Agreement”) between the Trust and the Investment Adviser with respect to each Fund.

In considering whether to continue the Management Agreement with respect to each Fund, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Adviser at the request of the independent trustees. This information included financial and profitability information for the Investment Adviser, a management fee and services comparison between the Funds and institutional accounts, extensive compliance information, detailed data on performance, and advisory fees and expenses for other mutual funds with similar investment objectives and sizes, which were derived from data compiled by an independent third party. The independent trustees also discussed the proposed renewal in separate private sessions with independent legal counsel to the independent trustees at which no representatives of the Investment Adviser or other parties were present. In those private sessions, the independent trustees discussed with their independent legal counsel the various legal considerations applicable to their fiduciary duties in considering and acting on the continuation of the Management Agreement. In reaching their determinations relating to the renewal of the Management Agreement with respect to each Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, extent and quality of services provided by the Investment Adviser

The Board reviewed the past advisory and other services provided to the Funds by the Investment Adviser, and the independent trustees concurred that the Investment Adviser provides satisfactory services under

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the Management Agreement. The independent trustees emphasized in this regard the continuity of portfolio management teams except for certain infrequent changes that had been thoughtfully planned and implemented, consistency of the Investment Adviser’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Adviser to those teams. The Board received regular information, as well as special presentations, from the Investment Adviser about its investment process and resources as well as the performance of the Funds. The Board noted the Investment Adviser’s commitment to maintaining adequate resources in this area. The Board also viewed favorably the Investment Adviser’s and the Funds’ clean regulatory record and strong compliance culture.

Investment Performance

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Adviser. The Board reviewed detailed comparisons of the performance of the Funds for various periods compared to relevant securities indexes and peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Funds’ administrator) using data from Morningstar, Inc. On a regular quarterly basis, the Board also reviews performance of the Funds for various time periods using data from Morningstar and Lipper, Inc. The Board emphasized longer-term performance records, but noted the market challenges for various intermediate and longer term periods for the domestic equity Funds, especially those periods that included significant market declines.

The Board also reviewed the relative fees and expenses compared to peer funds and the Investment Adviser’s other accounts. The Board considered the fees charged by the Investment Adviser to other advisory accounts as less useful given the differences in services. The Board was satisfied with the relative advisory fee and total expenses for each Fund. Each Fund’s advisory fee and expenses were equal to or less than the peer group median except for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. The Mid Cap Equity Fund had an advisory fee that was higher than the Original Shares peer group but equal to the median for the Institutional Shares peer group and total expenses higher than the median for each peer group. Similarly, the Small/Mid Cap Equity Fund had an advisory fee and total expenses higher than the median of the peer group, depending to some degree on the share class used. The Board also recognized that this Fund is partially closed to new investors.

The Board recognizes the continued relative underperformance of the domestic equity Funds for most periods compared to peer group mutual funds. For some time, the Board has specifically focused on the underperformance of the Large Cap Equity Fund over various periods. The underperformance is more severe for the five year period than either longer-term or shorter-term periods because of the comparatively lower performance during the market declines of 2008 and early 2009. The same general situation also applies to the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund, with the exception of a few periods where a Fund’s performance

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General Information

Rainier Funds

September 30, 2013 (Unaudited)

approximated or slightly exceeded either the median or average performance of the peer group funds. A similar result also applies with respect to the Balanced Fund because of the relatively weaker performance of the equity portion of that Fund and the relatively more conservative (and lower performing) results for the fixed-income portion of that Fund. The independent trustees discussed with the Investment Adviser its continuing measures to seek to improve the Funds’ relative performance, particularly the Large Cap Equity Fund, and confirmed that the key elements of the Fund’s equity strategies remain appropriate despite weak relative performance. The Investment Adviser described certain actions taken over the past year to reallocate personnel, responsibilities, and resources in an effort to improve the performance of its domestic stock selections. The independent trustees expect to continue discussions with the Investment Adviser about its plans to improve the relative performance of the Large Cap Equity Fund, as well as the Mid Cap Equity Fund, the Small/Mid Cap Equity Fund, and the Balanced Fund, and to continue closely monitoring its progress. The Investment Adviser explained the importance of its style consistency and the long-term perspective taken. Based on these discussions and the information presented by management, the independent trustees concluded that the domestic equity Funds’ and Balanced Fund’s performance did not preclude continuation of the Management Agreement, particularly when viewed from the consistency of the Investment Adviser’s style from a long-term perspective, in light of efforts being made to improve performance.

The Board was satisfied with the generally favorable relative performance of the High Yield Fund and the slightly below median performance of the Intermediate Fixed Income Fund, particularly when considering the relatively more conservative profile of their respective portfolios. The independent trustees concluded that the Intermediate Fixed Income Fund’s performance also did not preclude continuation of the Management Agreement.

The Board was pleased with the relatively strong performance of the International Discovery Fund, although its performance record reflects only a relatively short period since inception. The Board concluded that this strong performance justifies continuation of the Management Agreement.

Costs of Services Provided and Profitability to the Investment Adviser

At the request of the trustees, the Investment Adviser provided information concerning the Investment Adviser’s profitability and financial condition. The trustees reviewed the Investment Adviser’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Adviser’s largest operating cost. The Investment Adviser stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Adviser where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that the Investment Adviser’s profit margins have been fairly stable the last two years. The Board noted the Investment Adviser’s significant past capital and other expenses and commitment to continue devoting resources as needed to provide high

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quality services to the Funds. The Board also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Adviser despite some reduction in the assets of the Funds.

The trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits for the services it provides to the Funds to allow continued investment in the business and to create an incentive to continue to provide high quality services to the Funds. Based on their review, the trustees concluded that they were satisfied that the Investment Adviser’s level of profitability from its relationship with the Funds was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realized that the advisory fees for the Funds do not have breakpoints, which could otherwise result in lower advisory fee rates as the Funds grow larger. The trustees noted that market conditions and redemptions related to performance over the past several years reduced the size of the larger Funds, and the

Investment Adviser previously partially closed the largest Fund (the Small/Mid Cap Equity Fund) to new investors for portfolio management reasons. The independent trustees did not disagree with the Investment Adviser’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, given that they did not significantly exceed the median fee rates. The Board also recognized the benefits to the Funds of the Investment Adviser’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller) and its commitment to maintain reasonable overall operating expenses for each Fund.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Adviser, such as soft dollar benefits for research services, in concluding that the contractual advisory fees are reasonable for the Funds. The Board and the independent trustees separately concluded that the renewal of the Management Agreement was in the best interest of the shareholders of each affected Fund.

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Directory of Funds’ Service Providers

Rainier Funds

September 30, 2013

INVESTMENT ADVISER

Rainier Investments Management, Inc.®

601 Union Street, Suite 2801

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 E Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500 Index® (S&P 500 Index) is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.8 billion to $422.1 billion as of May 31, 2013.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.8 billion to $21.5 billion as of May 31, 2013.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.8 billion to $20.9 billion as of May 31, 2013.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $129 million to $8.1 billion as of May 31, 2013.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $129 million to $7.8 billion as of May 31, 2013.

The Russell 2000® Index is an unmanaged index composed of the equities of companies ranging in value from $129 million to $3.3 billion as of May 31, 2013.

The Balanced Index is computed by Rainier and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Fund may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Bank of America Merrill Lynch U.S. High Yield Master II Index is composed of all qualifying securities that represent the High Yield Market, including corporate bonds and distressed securities.

The Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index contains all securities in the Bank of America Merrill Lynch U.S High Yield Master II Index rated BB+ through B.

The Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. Small Cap Net TR is a market capitalization weighted index that is designed to measure the equity market performance of the small cap value segments of developed and emerging markets, excluding the U.S. The index consists of 44 country indices comprising 23 developed and 21 emerging market country indices. All indices are unmanaged.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RA-SEMI

Item 2. Code of Ethics.

“Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

“Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

“Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	“Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.”

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Date	12/2/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Date	12/2/2013